UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06566
                                                    ----------

                           Phoenix Multi-Series Trust
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


            Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,             John H. Beers, Esq.
   Counsel and Secretary for Registrant         Vice President and Counsel
      Phoenix Life Insurance Company          Phoenix Life Insurance Company
             One American Row                        One American Row
          Hartford, CT 06103-2899                Hartford, CT 06103-2899
   -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           ---------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: October 31, 2006
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------

                                                           OCTOBER 31, 2006
--------------------------------------------------------------------------------

     ANNUAL REPORT

--------------------------------------------------------------------------------

          o    PHOENIX HIGH YIELD SECURITIES FUND

          o    PHOENIX MULTI-SECTOR FIXED INCOME FUND

          o    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

TRUST NAME: PHOENIX MULTI-SERIES TRUST        WOULDN'T YOU RATHER
                                              HAVE THIS DOCUMENT
[LOGO] PHOENIXFUNDS(SM)                       E-MAILED TO YOU?
                            [QUESTION MARK]   Eligible shareholders can sign up
                                              for E-Delivery at PhoenixFunds.com

--------------------------------------------------------------------------------
     Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Multi-Series Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OF GEORGE R. AYLWARD]

     The enclosed annual report addresses the performance of your Phoenix mutual fund for the fiscal year ended October 31, 2006. The report also provides a commentary from your fund's management team on how the fund performed, the investment strategies used, and how the fund's results compared to the broader market.

     At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

     I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 15 different management teams--five Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

     These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

     When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

     Thank you for choosing PhoenixFunds to be part of your financial plan.

Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

NOVEMBER 2006

TABLE OF CONTENTS

Glossary ...................................................................   3

Phoenix High Yield Securities Fund .........................................   4

Phoenix Multi-Sector Fixed Income Fund .....................................  14

Phoenix Multi-Sector Short Term Bond Fund ..................................  29

Notes to Financial Statements ..............................................  48

Report of Independent Registered Public Accounting Firm ....................  55

Results of Shareholder Meeting .............................................  56

Fund Management Tables .....................................................  57

--------------------------------------------------------------------------------

     PROXY VOTING PROCEDURES (FORM N-PX)

     The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

     FORM N-Q INFORMATION

     The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

GLOSSARY

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FSA
Financial Security Assurance, Inc.

LEHMAN BROTHERS AGGREGATE BOND INDEX
An index that measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

LEHMAN BROTHERS HIGH YIELD BOND 2% ISSUER CAP INDEX
Lehman Brothers High Yield Bond 2% Issuer Cap Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis.

MBIA
Municipal Bond Insurance Association

MERRILL LYNCH 1-2.99 YEAR MEDIUM QUALITY CORPORATE BONDS INDEX
The Merrill Lynch 1-2.99 Year Medium Quality Corporate Bonds Index measures performance of U.S. investment grade corporate bond issues rated "BBB" and "A" by Standard and Poor's/Moody's with maturities between one and three years. The index is calculated on a total return basis.

PAYMENT-IN-KIND SECURITY (PIK)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

YANKEE BOND
A bond denominated in U.S. dollars and issued in the United States by foreign banks and corporations.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX HIGH YIELD SECURITIES FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, ALBERT GUTIERREZ, CFA

Q: HOW DID THE PHOENIX HIGH YIELD SECURITIES FUND PERFORM FOR ITS FISCAL YEAR ENDED OCTOBER 31, 2006?

A: For the fiscal year ended October 31, 2006, the Fund's Class A shares returned 8.76%, and Class C shares returned 7.95%. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 5.19%, and the Lehman Brothers High Yield Bond 2% Issuer Cap Index, the Fund's style-specific index appropriate for comparison, returned 9.67%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE BOND MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: A restrictive Federal Reserve policy caused the general level of interest rates to rise over the 12-month period ended October 31. While this trend put upward pressure on bond yields and downward pressure on bond prices, spread tightening for high-yield bonds allowed for meaningful, positive returns for the high-yield bond market in both absolute and relative terms. The various factors that contributed to the high-yield market's performance included solid economic growth, low default rates (roughly 1.50%), accommodative lending practices and a general lack of "yield" alternatives within the global financial system.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: For the period, the Fund's focus on higher-rated high-yield bonds (B/B and Ba/BB) detracted from performance, as a speculative rally caused lower-rated bonds (Caa/CCC) to meaningfully outperform. Because of our ongoing, long-term strategy, which favors higher-quality high-yield issues, the Fund tends to lag when a rising tide market causes the weakest credits to enjoy the best performance. The Fund was also underweight in the volatile automotive sector, which has posted superior returns over the past year. Specifically, bonds issued by General Motors and Ford, the two largest issuers in the high-yield market, have had well-above-market returns, despite the fundamentally challenging operating environment facing the U.S. auto industry. We also had above-average exposure to the underperforming home building sector. Conversely, the Fund benefited from an overweight position in communications -- as well as its profitable holdings in financials and food products. Favorable performance has also resulted from a prolific M&A (mergers and acquisitions) environment, which often translates into positive returns for high-yield companies.

                                                                   NOVEMBER 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix High Yield Securities Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIOD ENDING 10/31/06
--------------------------------------------------------------------------------

                                                               INCEPTION   INCEPTION
                                                      1 Year  TO 10/31/06     DATE
                                                      ------  -----------  ---------
Class A Shares at NAV(2)                               8.76%     5.91%      7/29/05
Class A Shares at POP(3,4)                             3.60      1.89       7/29/05

Class C Shares at NAV(2)                               7.95      5.13       7/29/05
Class C Shares with CDSC(4)                            7.95      5.13       7/29/05

Lehman Brothers Aggregate Bond Index                   5.19      3.64       7/29/05

Lehman Brothers High Yield Bond 2% Issuer Cap Index    9.67      6.36       7/29/05

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 7/29/05 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gain distributions are reinvested.

     [CHART OMITTED -- EDGAR REPRESENTATION OF DATA FOLLOWS]

         Phoenix High      Phoenix High      Lehman Brothers     Lehman Brothers
         Yield Securities  Yield Securities  High Yield Bond 2%  Aggregate Bond
         Class A           Class C           Issuer Cap Index    Index
         ----------------  ----------------  ------------------  ---------------
 7/29/05      9525              10000              10000              10000
10/31/05      9413               9865               9853               9944
10/31/06     10238              10649              10806              10460

For information regarding the indexes, see the glossary on page 3.

Phoenix High Yield Securities Fund

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the High Yield Securities Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

  High Yield                  Beginning           Ending          Expenses Paid
Securities Fund             Account Value      Account Value         During
   Class A                  April 30, 2006    October 31, 2006       Period*
-----------------------     --------------    ----------------    -------------
Actual                        $1,000.00          $1,032.40           $6.40
Hypothetical (5% return
  before expenses)             1,000.00           1,018.92            6.38

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

  High Yield                  Beginning           Ending          Expenses Paid
Securities Fund             Account Value      Account Value         During
   Class C                  April 30, 2006    October 31, 2006       Period*
-----------------------     --------------    ----------------    -------------
Actual                        $1,000.00          $1,029.70          $10.23
Hypothetical (5% return
  before expenses)             1,000.00           1,015.09           10.21

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

     YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix High Yield Securities Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Corporate Bonds         81%
Foreign Corporate Bonds          10
Loan Agreements                   1
Other                             8

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2006

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------
DOMESTIC CORPORATE BONDS--77.8%

ADVERTISING--1.2%
Affinion Group, Inc. 10.125%, 10/15/13 .............  $     155   $   165,075
Affinion Group, Inc. 11.50%, 10/15/15 ..............        130       136,175
                                                                  -----------
                                                                      301,250
                                                                  -----------

AEROSPACE & DEFENSE--2.3%
Armor Holdings, Inc. 8.25%, 8/15/13 ................        195       202,800
DRS Technologies, Inc. 6.625%, 2/1/16 ..............         40        39,800
DRS Technologies, Inc. 7.625%, 2/1/18 ..............         40        41,100
Esterline Technologies Corp. 7.75%, 6/15/13 ........         40        40,900
L-3 Communications Corp. 5.875%, 1/15/15 ...........        115       111,837

L-3 Communications Corp. Series B
6.375%, 10/15/15 ...................................        150       148,500
                                                                  -----------
                                                                      584,937
                                                                  -----------

ALTERNATIVE CARRIERS--0.7%
PanAmSat Corp. 144A 9%, 6/15/16(b) .................        175       183,750

AUTOMOTIVE RETAIL--0.8%
Hertz Corp. 144A 8.875%, 1/1/14(b) .................        195       204,750

BROADCASTING & CABLE TV--5.7%
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25%, 9/15/10 ....................................        125       129,688

Charter Communications Operating LLC/ Charter
Communications Operating Capital 144A
8.375%, 4/30/14(b) .................................        245       252,962

Echostar DBS Corp. 6.625%, 10/1/14 .................         35        33,863
Echostar DBS Corp. 144A 7%, 10/1/13(b) .............         40        39,850

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------
BROADCASTING & CABLE TV--CONTINUED
Echostar DBS Corp. 144A 7.125%, 2/1/16(b) ..........  $     365   $   358,612
Mediacom Broadband LLC 8.50%, 10/15/15 .............        300       301,125
Sinclair Broadcast Group, Inc. 8%, 3/15/12 .........        230       238,050

United Artists Theatre Circuit, Inc. Series 95-A
9.30%, 7/1/15(g) ...................................         85        86,191
                                                                  -----------
                                                                    1,440,341
                                                                  -----------

BUILDING PRODUCTS--3.0%
Building Materials Corporation of America
7.75%, 8/1/14 ......................................        145       132,675

Goodman Global Holdings, Inc. Series B
8.329%, 6/15/12(c) .................................        330       335,775

Ply Gem Industries, Inc. 9%, 2/15/12 ...............        355       298,200
                                                                  -----------
                                                                      766,650
                                                                  -----------

CASINOS & GAMING--4.9%
American Real Estate Partners LP/American
Real Estate Finance Corp. 7.125%, 2/15/13 ..........        250       250,625

MGM MIRAGE 6.625%, 7/15/15 .........................        250       237,813
OED Corp./Diamond Jo LLC 8.75%, 4/15/12 ............        495       496,856
Seminole Tribe of Florida 144A 5.798%, 10/1/13(b) ..        175       173,118
Seminole Tribe of Florida 144A 6.535%, 10/1/20(b) ..         85        83,787
                                                                  -----------
                                                                    1,242,199
                                                                  -----------

CATALOG RETAIL--0.5%
Harry & David Holdings, Inc. 9%, 3/1/13 ............        140       133,700

COMMODITY CHEMICALS--0.5%
Lyondell Chemical Co. 8%, 9/15/14 ..................         30        30,825
Lyondell Chemical Co. 8.25%, 9/15/16 ...............         95        98,325
                                                                  -----------
                                                                      129,150
                                                                  -----------

                        See Notes to Financial Statements                      7

Phoenix High Yield Securities Fund

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------
COMMUNICATIONS EQUIPMENT--1.0%
Dycom Industries, Inc. 8.125%, 10/15/15 ............  $     250   $   260,000

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.5%
Trinity Industries, Inc. 6.50%, 3/15/14 ............        125       123,281

CONSUMER FINANCE--4.6%
Ford Motor Credit Co. 7%, 10/1/13 ..................        200       185,925
GMAC LLC 6.15%, 4/5/07 .............................        265       264,761
GMAC LLC 6.75%, 12/1/14 ............................        405       402,148
Residential Capital Corp. 6.875%, 6/30/15 ..........        290       303,524
                                                                  -----------
                                                                    1,156,358
                                                                  -----------

DATA PROCESSING & OUTSOURCED SERVICES--1.2%
SunGard Data Systems, Inc. 9.125%, 8/15/13 .........        100       104,250
SunGard Data Systems, Inc. 10.25%, 8/15/15 .........        190       199,975
                                                                  -----------
                                                                      304,225
                                                                  -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.1%
FTI Consulting, Inc. 144A 7.75%, 10/1/16(b) ........        100       102,750
West Corp. 144A 9.50%, 10/15/14(b) .................        180       180,450
                                                                  -----------
                                                                      283,200
                                                                  -----------

ELECTRIC UTILITIES--1.4%
Reliant Energy, Inc. 9.25%, 7/15/10 ................         50        52,000
Reliant Energy, Inc. 9.50%, 7/15/13 ................         95        99,987
Reliant Energy, Inc. 6.75%, 12/15/14 ...............        205       196,544
                                                                  -----------
                                                                      348,531
                                                                  -----------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.3%
Terra Capital, Inc. 12.875%, 10/15/08 ..............         20        22,450

Tronox Worldwide LLC/Tronox Finance Corp.
9.50%, 12/1/12 .....................................        300       311,250
                                                                  -----------
                                                                      333,700
                                                                  -----------

FOOD RETAIL--2.2%
Stater Bros. Holdings, Inc. 8.89%, 6/15/10(c) ......        310       313,100
Stater Bros. Holdings, Inc. 8.125%, 6/15/12 ........        235       237,937
                                                                  -----------
                                                                      551,037
                                                                  -----------

HEALTH CARE FACILITIES--1.4%
US Oncology Holdings, Inc. 10.675%, 3/15/15(c) .....        200       205,500
US Oncology, Inc. 10.75%, 8/15/14 ..................        135       149,175
                                                                  -----------
                                                                      354,675
                                                                  -----------

HEALTH CARE SERVICES--1.2%
Omnicare, Inc. 6.875%, 12/15/15 ....................        305       300,425

HOMEBUILDING--2.7%
Meritage Homes Corp. 7%, 5/1/14 ....................        415       394,250
Technical Olympic USA, Inc. 9%, 7/1/10 .............         70        68,425

Technical Olympic USA, Inc. 144A
8.25%, 4/1/11(b) ...................................        235       223,250
                                                                  -----------
                                                                      685,925
                                                                  -----------

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.1%
Calpine Corp. 144A 8.75%, 7/15/13(b)(e) ............  $     380   $   399,000
TXU Corp. Series P 5.55%, 11/15/14 .................        150       143,666
                                                                  -----------
                                                                      542,666
                                                                  -----------

INTEGRATED TELECOMMUNICATION SERVICES--5.4%
Hughes Network Systems LLC/Hughes
Network Systems Finance Corp. 144A
9.50%, 4/15/14(b) ..................................        320       332,800

Qwest Communications International, Inc.
7.50%, 2/15/14 .....................................        650       666,250

Telcordia Technologies, Inc. 144A
10%, 3/15/13(b) ....................................        335       254,600

Windstream Corp. 144A 8.125%, 8/1/13(b) ............         65        69,713
Windstream Corp. 144A 8.625%, 8/1/16(b) ............         35        37,931
                                                                  -----------
                                                                    1,361,294
                                                                  -----------

INVESTMENT BANKING & BROKERAGE--0.3%
E*Trade Financial Corp. 7.375%, 9/15/13 ............         65        67,113

LIFE & HEALTH INSURANCE--0.7%
UnumProvident Finance Co. plc 144A
6.85%, 11/15/15(b) .................................        180       188,844

METAL & GLASS CONTAINERS--3.9%
AEP Industries, Inc. 7.875%, 3/15/13 ...............        280       284,200
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09 ....................................        680       700,400
                                                                  -----------
                                                                      984,600
                                                                  -----------

MOVIES & ENTERTAINMENT--1.6%
WMG Holdings Corp. 0%, 12/15/14(c) .................        525       404,250

OFFICE ELECTRONICS--1.1%
Xerox Corp. 6.75%, 2/1/17 ..........................        275       281,187

OIL & GAS EQUIPMENT & SERVICES--0.8%
Gulfmark Offshore, Inc. 7.75%, 7/15/14 .............        190       191,900

OIL & GAS EXPLORATION & PRODUCTION--2.0%
Chesapeake Energy Corp. 6.625%, 1/15/16 ............        515       506,631

OIL & GAS REFINING & MARKETING--2.1%
Giant Industries, Inc. 8%, 5/15/14 .................        500       543,750

OIL & GAS STORAGE & TRANSPORTATION--3.9%
Atlas Pipeline Partners LP 8.125%, 12/15/15 ........         90        92,250

Ferrellgas Escrow LLC/ Ferrellgas Finance
Escrow Corp. 6.75%, 5/1/14 .........................        170       166,600

Holly Energy Partners LP 6.25%, 3/1/15 .............        150       140,625
Inergy LP/Inergy Finance Corp. 8.25%, 3/1/16 .......         85        88,613

8                       See Notes to Financial Statements

Phoenix High Yield Securities Fund
                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------

OIL & GAS STORAGE & TRANSPORTATION--CONTINUED
Pacific Energy Partners LP/ Pacific Energy
Finance Corp. 6.25%, 9/15/15 .......................  $     125   $   123,594

SemGroup LP 144A 8.75%, 11/15/15(b) ................        385       389,812
                                                                  -----------
                                                                    1,001,494
                                                                  -----------

PACKAGED FOODS & MEATS--1.0%
Pilgrim's Pride Corp. 9.625%, 9/15/11 ..............        235       247,338

PAPER PACKAGING--0.8%
Caraustar Industries, Inc. 7.375%, 6/1/09 ..........        215       206,938

PAPER PRODUCTS--1.9%
Exopack Holding Corp. 144A 11.25%, 2/1/14(b) .......        335       350,075

Verso Paper Holdings LLC & Verso Paper, Inc.
144A 9.239%, 8/1/14(b)(c) ..........................        135       137,025
                                                                  -----------
                                                                      487,100
                                                                  -----------

PRECIOUS METALS & MINERALS--0.5%
PNA Group, Inc. 144A 10.75%, 9/1/16(b) .............        133       137,138

PUBLISHING--1.9%
Donnelley (R.H.) Corp. Series A-1
6.875%, 1/15/13 ....................................         35        33,119

Donnelley (R.H.) Corp. Series A-2
6.875%, 1/15/13 ....................................         65        61,506

Primedia, Inc. 8.875%, 5/15/11 .....................        230       229,425
Primedia, Inc. 8%, 5/15/13 .........................        160       150,000
                                                                  -----------
                                                                      474,050
                                                                  -----------

REGIONAL BANKS--1.0%
Colonial Bank NA 6.375%, 12/1/15 ...................        250       258,356

SPECIALIZED REIT'S--1.8%
Felcor Lodging LP 144A 7.276%, 12/1/11(b)(c) .......        165       164,587

Host Hotels & Resorts LP 144A
6.875%, 11/1/14(b) .................................         50        50,438

Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/1/17 ......................................        235       237,937
                                                                  -----------
                                                                      452,962
                                                                  -----------

STEEL--1.1%
Gibraltar Industries, Inc. Series B 8%, 12/1/15 ....        290       288,550

THRIFTS & MORTGAGE FINANCE--0.4%
Sovereign Capital Trust VI 7.908%, 6/13/36 .........         95       104,337

TIRES & RUBBER--1.1%
Goodyear Tire & Rubber Co. (The) 9%, 7/1/15 ........        270       274,387

TOBACCO--1.7%
Reynolds American, Inc. 144A 7.30%, 7/15/15(b) .....        300       313,220
Reynolds American, Inc.144A 7.625%, 6/1/16(b) ......        120       128,013
                                                                  -----------
                                                                      441,233
                                                                  -----------

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Ashtead Capital, Inc. 144A 9%, 8/15/16(b) ..........  $      85   $    89,888

H&E Equipment Services, Inc. 144A
8.375%, 7/15/16(b) .................................        130       134,875
                                                                  -----------
                                                                      224,763
                                                                  -----------

TRUCKING--1.6%
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc. 144A 7.75%, 5/15/16(b) ...............        410       401,800

-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $19,488,619)                                      19,760,765
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d) --11.4%

BERMUDA--1.6%
Intelsat Bermuda Ltd. 144A 9.25%, 6/15/16(b) .......         50        53,625

Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15 ....................................        350       364,875
                                                                  -----------
                                                                      418,500
                                                                  -----------

CANADA--6.5%
Cascades, Inc. 7.25%, 2/15/13 ......................        315       310,275
CHC Helicopter Corp. 7.375%, 5/1/14 ................        370       355,200
Domtar, Inc. 7.125%, 8/15/15 .......................        230       220,800

Jean Coutu Group (PJC), Inc. (The)
7.625%, 8/1/12 .....................................        165       174,075

Norampac, Inc. 6.75%, 6/1/13 .......................        185       178,988

North American Energy Partners, Inc.
8.75%, 12/1/11 .....................................        200       199,000

Stratos Global Corp. 144A 9.875%, 2/15/13(b) .......        248       223,987
                                                                  -----------
                                                                    1,662,325
                                                                  -----------

CHINA--0.8%
NXP BV/NXP Funding LLC 144A
7.875%, 10/15/14(b) ................................        105       107,100

NXP BV/NXP Funding LLC 144A
9.50%, 10/15/15(b) .................................         90        91,238
                                                                  -----------
                                                                      198,338
                                                                  -----------

UNITED KINGDOM--2.5%
Ineos Group Holdings plc 144A 8.50%, 2/15/16(b) ....        255       246,712
NTL Cable plc 9.125%, 8/15/16 ......................        360       380,250
                                                                  -----------
                                                                      626,962
                                                                  -----------

-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,909,346)                                        2,906,125
-----------------------------------------------------------------------------

                        See Notes to Financial Statements                      9

Phoenix High Yield Securities Fund
                                                      PAR VALUE
                                                        (000)         VALUE
                                                      ---------   -----------
LOAN AGREEMENTS(c)--0.4%

PAPER PRODUCTS--0.4%
Georgia-Pacific Corp. Tranche C 8.042%, 12/23/13      $     100   $   101,250
-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $100,000)                                            101,250
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--89.6%
(IDENTIFIED COST $22,497,965)                                      22,768,140
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--8.4%

FEDERAL AGENCY SECURITIES(f)--7.9%
FHLB 4.98%, 11/1/06 ................................      2,000     2,000,000

REPURCHASE AGREEMENTS--0.5%
State Street Bank & Trust Co. repurchase
agreement, 1.50% dated 10/31/06 due
11/1/06, repurchase price $129,005
collateralized by U.S. Treasury Note 4%,
2/15/14, market value $135,450. ....................        129       129,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,129,000)                                        2,129,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.0%
(IDENTIFIED COST $24,626,965)                                      24,897,140(a)

Other assets and liabilities, net--2.0%                               505,612
                                                                  -----------
NET ASSETS--100.0%                                                $25,402,752
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $472,057 and gross depreciation of $223,341 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $24,648,424.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to a value of $6,105,700 or 24% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(e)   Security in default.

(f)   The rate shown is the discount rate.

(g) Illiquid security. At October 31, 2006, this security amounted to a value of $86,191 or 0.3% of net assets.

10                      See Notes to Financial Statements

Phoenix High Yield Securities Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006

ASSETS
Investment securities at value (Identified cost $24,626,965) $ 24,897,140 Receivables
   Interest                                                           444,894
   Investment securities sold                                         309,325
   Fund shares sold                                                     1,546
Trustee retainer                                                          333
Prepaid expenses                                                       11,498
                                                                 ------------
      Total assets                                                 25,664,736
                                                                 ------------

LIABILITIES
Cash overdraft                                                         44,349
Payables
   Investment securities purchased                                    156,574
   Professional fee                                                    37,761
   Investment advisory fee                                             10,915
   Distribution and service fees                                        6,099
   Administration fee                                                   2,183
   Transfer agent fee                                                     838
   Other accrued expenses                                               3,265
                                                                 ------------
      Total liabilities                                               261,984
                                                                 ------------
NET ASSETS                                                       $ 25,402,752
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 25,431,265
Undistributed net investment income                                    15,513
Accumulated net realized loss                                        (314,201)
Net unrealized appreciation                                           270,175
                                                                 ------------
NET ASSETS                                                       $ 25,402,752
                                                                 ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $24,222,337)                 2,429,332
Net asset value per share                                              $ 9.97
Offering price per share $9.97/(1-4.75%)                               $10.47

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,180,415)                    118,416
Net asset value and offering price per share                           $ 9.97

                            STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME
Interest                                                         $  1,755,779
Dividends                                                              25,590
                                                                 ------------
      Total investment income                                       1,781,369
                                                                 ------------

EXPENSES
Investment advisory fee                                               153,817
Service fees, Class A                                                  56,438
Distribution and service fees, Class C                                 10,891
Financial agent fee                                                    26,756
Administration fee                                                      7,989
Transfer agent                                                         23,931
Professional                                                           47,059
Registration                                                           39,561
Trustees                                                               21,009
Custodian                                                              11,677
Printing                                                                5,019
Miscellaneous                                                          14,215
                                                                 ------------
      Total expenses                                                  418,362
Less expenses reimbursed by investment adviser                       (111,052)
Custodian fees paid indirectly                                         (3,342)
                                                                 ------------
      Net expenses                                                    303,968
                                                                 ------------
NET INVESTMENT INCOME (LOSS)                                        1,477,401
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              (279,937)
Net change in unrealized appreciation (depreciation) on
   investments                                                        725,593
                                                                 ------------
NET GAIN (LOSS) ON INVESTMENTS                                        445,656
                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $  1,923,057
                                                                 ============

                        See Notes to Financial Statements                     11

Phoenix High Yield Securities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                             From Inception
                                                                                          Year Ended         July 29, 2005
                                                                                       October 31, 2006   to October 31, 2005
                                                                                       ----------------   -------------------
FROM OPERATIONS
   Net investment income (loss)                                                        $      1,477,401   $           278,349
   Net realized gain (loss)                                                                    (279,937)              (49,944)
   Net change in unrealized appreciation (depreciation)                                         725,593              (455,418)
                                                                                       ----------------   -------------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                1,923,057              (227,013)
                                                                                       ----------------   -------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                            (1,415,318)             (238,618)
   Net investment income, Class C                                                               (60,205)              (10,637)
                                                                                       ----------------   -------------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                 (1,475,523)             (249,255)
                                                                                       ----------------   -------------------

FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (465,579 and 1,955,047 shares, respectively)                 4,623,865            19,544,161
   Net asset value of shares issued from reinvestment of distributions
   (136,955 and 24,102 shares, respectively)                                                  1,350,644               238,618
   Cost of shares repurchased (127,764 and 24,587 shares, respectively)                      (1,264,342)             (244,047)
                                                                                       ----------------   -------------------
Total                                                                                         4,710,167            19,538,732
                                                                                       ----------------   -------------------
CLASS C
   Proceeds from sales of shares (11,552 and 100,000 shares, respectively)                      114,859             1,000,000
   Net asset value of shares issued from reinvestment of distributions
   (5,797 and 1,074 shares, respectively)                                                        57,161                10,637
   Cost of shares repurchased (7 and 0 shares, respectively)                                        (70)                   --
                                                                                       ----------------   -------------------
Total                                                                                           171,950             1,010,637
                                                                                       ----------------   -------------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  4,882,117            20,549,369
                                                                                       ----------------   -------------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      5,329,651            20,073,101
NET ASSETS
   Beginning of period                                                                       20,073,101                    --
                                                                                       ----------------   -------------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $15,513 AND
   $29,094, RESPECTIVELY)                                                               $    25,402,752   $        20,073,101
                                                                                       ================   ===================

12                      See Notes to Financial Statements

Phoenix High Yield Securities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                              CLASS A
                                             ----------------------------------------
                                                   YEAR              FROM INCEPTION
                                                   ENDED             JULY 29, 2005
                                             OCTOBER 31, 2006     TO OCTOBER 31, 2005
Net asset value, beginning of period                  $  9.76                 $ 10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                       0.62                    0.14
   Net realized and unrealized gain (loss)               0.21                   (0.26)
                                                      -------                 -------
      TOTAL FROM INVESTMENT OPERATIONS                   0.83                   (0.12)
                                                      -------                 -------
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.62)                  (0.12)
                                                      -------                 -------
      TOTAL DISTRIBUTIONS                               (0.62)                  (0.12)
                                                      -------                 -------
Change in net asset value                                0.21                   (0.24)
                                                      -------                 -------
NET ASSET VALUE, END OF PERIOD                        $  9.97                 $  9.76
                                                      =======                 =======
Total return(1)                                          8.76%                  (1.17)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $24,222                 $19,086

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                1.25%(6)                1.25 %(3)(5)
   Gross operating expenses                              1.72%                   2.22 %(3)
   Net investment income (loss)                          6.28%                   5.62 %(3)
Portfolio turnover                                        114%                     32 %(4)

                                                              CLASS C
                                             ----------------------------------------
                                                   YEAR              FROM INCEPTION
                                                   ENDED             JULY 29, 2005
                                             OCTOBER 31, 2006     TO OCTOBER 31, 2005
Net asset value, beginning of period                   $ 9.76                  $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                       0.55                    0.12
   Net realized and unrealized gain (loss)               0.21                   (0.25)
                                                       ------                  ------
      TOTAL FROM INVESTMENT OPERATIONS                   0.76                   (0.13)
                                                       ------                  ------
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.55)                  (0.11)
                                                       ------                  ------
      TOTAL DISTRIBUTIONS                               (0.55)                  (0.11)
                                                       ------                  ------
Change in net asset value                                0.21                   (0.24)
                                                       ------                  ------
NET ASSET VALUE, END OF PERIOD                         $ 9.97                  $ 9.76
                                                       ======                  ======
Total return(1)                                          7.95%                  (1.35)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $1,180                  $  987

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                2.00%(6)                2.00 %(3)(5)
   Gross operating expenses                              2.47%                   2.97 %(3)
   Net investment income (loss)                          5.52%                   4.81 %(3)
Portfolio turnover                                        114%                     32 %(4)

(1)   Sales charges are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3)   Annualized.

(4)   Not annualized.

(5) The ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.02% lower than the ratio shown in the table.

(6) The ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.

                        See Notes to Financial Statements                     13

PHOENIX MULTI-SECTOR FIXED INCOME FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, DAVID L. ALBRYCHT, CFA

Q: HOW DID THE PHOENIX MULTI-SECTOR FIXED INCOME FUND PERFORM FOR ITS FISCAL YEAR ENDED OCTOBER 31, 2006?

A: For the fiscal year ended October 31, 2006, the Fund's Class A shares returned 7.74%, Class B shares returned 7.05% and Class C shares returned 7.00%. For the same period, the Lehman Brothers Aggregate Bond Index, which is both the Fund's broad-based and style-specific fixed income index, returned 5.19%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE BOND MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The broad U.S. fixed income market, as represented by the Lehman Brothers Aggregate Bond Index, returned 5.19% for the fiscal year ended October 31, 2006. In the first six meetings of the reporting period, the Federal Reserve (the "Fed") raised the federal funds rate by 25 basis points each time, to 5.25% at the end of June. During that time, short-term rates rose considerably, outpacing the increase in longer-term rates. In August, the Fed finally paused after 17 consecutive increases of the federal funds rate. In the following two meetings, the Fed reaffirmed its earlier decision and kept its target rate at 5.25%. Since then, rates have declined across the yield curve, with the sharpest drop seen in long-term rates.

      After modest returns for the first three quarters of the fiscal year, the fixed income markets rallied in the final quarter, as declining rates and lower energy costs created a more favorable environment. Treasuries underperformed during the reporting period, because spread sectors benefited from a benign credit environment as defaults remained low. The best-performing sectors of the bond market were corporate high yield and emerging markets, both of which benefited from improved credit fundamentals. Among investment-grade sectors, commercial mortgage-backed securities was the top performer, as delinquencies in this sector reached a five-year low.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund outperformed its benchmark for the fiscal year ending October 31, 2006, helped by its allocation to non-Treasury sectors, such as emerging markets and high yield. Both the Fund's overall exposure to emerging markets and its overweight to many of the top-performing emerging market countries -- such as Argentina, Brazil, and the Philippines -- contributed positively to the Fund's performance. The portfolio's overall exposure to the high-yield sector was another key driver of results, as that sector benefited from stronger-than-expected company credit profiles. The Fund also benefited from its underweight to U.S. Treasuries, which was the worst-performing component of the bond market during the Fund's fiscal year.

Phoenix Multi-Sector Fixed Income Fund

      The Fund's underweight position in mortgage-backed securities (one of the top sectors within the Lehman Brothers Aggregate Bond Index) would have hurt performance, had the underweight not been allocated to better-performing sectors outside of the Fund's benchmark, such as emerging markets and high yield. During the year, these sectors continued to offer attractive yield and total return opportunities.

                                                                   NOVEMBER 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Multi-Sector Fixed Income Fund

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)                        PERIODS ENDING 10/31/06
------------------------------------------------------------------------------

                                                  5       10     INCEPTION    INCEPTION
                                       1 YEAR   YEARS   YEARS   TO 10/31/06     DATE
                                       ------   -----   -----   -----------   ---------
Class A Shares at NAV(2)                7.74%   8.37%    5.83%        --             --
Class A Shares at POP(3,4)              2.62    7.32     5.32         --             --

Class B Shares at NAV(2)                7.05    7.58     5.05         --             --
Class B Shares with CDSC(4)             3.05    7.58     5.05         --             --

Class C Shares at NAV(2)                7.00    7.60       --       4.11%      10/14/97
Class C Shares with CDSC(4)             7.00    7.60       --       4.11       10/14/97

Lehman Brothers Aggregate Bond Index    5.19    4.51     6.26     Note 5         Note 5

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5)   INDEX PERFORMANCE IS 6.05% FOR CLASS C SINCE INCEPTION (10/14/97).

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/96 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

     [CHART OMITTED -- EDGAR REPRESENTATION OF DATA FOLLOWS]

             Phoenix           Phoenix
             Multi-Sector      Multi-Sector      Lehman Brothers
             Fixed Income      Fixed Income      Aggregate Bond
             Fund, Class A     Fund, Class B     Index
             -------------     -------------     ---------------
10/31/96          9525             10000              10000
10/31/97         10403             10842              10889
10/31/98          9689             10027              11906
10/30/99         10268             10543              11969
10/29/00         10729             10929              12843
10/31/01         11233             11360              14713
10/31/02         11854             11898              15578
10/31/03         13972             13917              16343
10/29/04         15338             15168              17247
10/31/05         15603             15306              17443
10/31/06         16810             16384              18348

For information regarding the index, see the glossary on page 3.

Phoenix Multi-Sector Fixed Income Fund

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Multi-Sector Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

     Multi-Sector            Beginning          Ending        Expenses Paid
   Fixed Income Fund       Account Value     Account Value        During
       Class A            April 30, 2006   October 31, 2006      Period*
-----------------------   --------------   ----------------   -------------
Actual                       $1,000.00         $1,034.90          $5.92
Hypothetical (5% return
   before expenses)           1,000.00          1,019.40           5.90

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     Multi-Sector            Beginning          Ending        Expenses Paid
   Fixed Income Fund       Account Value     Account Value        During
       Class B            April 30, 2006   October 31, 2006      Period*
-----------------------   --------------   ----------------   -------------
Actual                       $1,000.00         $1,032.00          $9.76
Hypothetical (5% return
   before expenses)           1,000.00          1,015.57           9.73

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.91%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     Multi-Sector           Beginning           Ending        Expenses Paid
   Fixed Income Fund       Account Value     Account Value        During
       Class C            April 30, 2006   October 31, 2006      Period*
-----------------------   --------------   ----------------   -------------
Actual                       $1,000.00         $1,031.80          $9.75
Hypothetical (5% return
   before expenses)           1,000.00          1,015.58           9.72

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.90%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Multi-Sector Fixed Income Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

    [THE FOLLOWING TABLE REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Domestic Corporate Bonds                 31%
Foreign Government Securities            20
Foreign Corporate Bonds                  13
Loan Agreements                          12
Agency Mortgage-Backed Securities        10
Non-Agency Mortgage-Backed Securities     9
Asset-Backed Securities                   2
Other                                     3

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2006
                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------

U.S. GOVERNMENT SECURITIES--0.7%

U.S. TREASURY NOTES--0.7%
U.S. Treasury Note 4.875%, 5/31/11 .................  $     975   $   987,189
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $962,210)                                            987,189
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--9.9%

FNMA 4.50%, 6/1/19 .................................      1,168     1,131,516
FNMA 5%, 8/1/20 ....................................        309       304,374
FNMA 5.50%, '34-'35 ................................      7,684     7,624,622
FNMA 6%, 8/1/34 ....................................      1,279     1,290,039
FNMA 5%, 7/25/35 ...................................        855       848,314
FNMA 5%, 9/25/35 ...................................        620       614,903
FNMA 6%, 3/1/36 ....................................        928       933,785
FNMA 6.50%, 8/1/36 .................................      1,478     1,506,696
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $14,376,214)                                      14,254,249
-----------------------------------------------------------------------------

MUNICIPAL BONDS--1.6%

FLORIDA--1.4%
University of Miami Taxable Series A
7.65%, 4/1/20 (MBIA Insured) .......................      2,000     2,039,760

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------

SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement
Funding Corp. Taxable Series A 6.72%, 6/1/25 .......  $     300   $   301,678
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,301,792)                                        2,341,438
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.0%
Bear Stearns Structured Products, Inc.
05-20N B 144A 8.82%, 10/25/45(b)(c) ................        750       710,156

Bombardier Capital Mortgage Securitization Corp.
99-A, A3 5.98%, 1/15/18 ............................      1,061     1,001,849

Indymac Manufactured Housing Contract
98-1, A3 6.37%, 9/25/28 ............................        910       899,602

MASTR Alternative Net Interest Margin
06-6, N1 144A 6.328%, 9/26/46(b)(c) ................        274       268,665
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,891,939)                                        2,880,272
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--30.3%

AEROSPACE & DEFENSE--0.9%
DRS Technologies, Inc. 6.625%, 2/1/16 ..............        500       497,500
L-3 Communications Corp. 6.125%, 1/15/14 ...........        550       544,500

L-3 Communications Corp. Series B
6.375%, 10/15/15 ...................................        250       247,500
                                                                  -----------
                                                                    1,289,500
                                                                  -----------

18                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------

AIRLINES--3.0%
American Airlines, Inc. 01-1 6.977%, 11/23/02 ......  $   1,825   $ 1,762,541
Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19 ..        556       567,453
United Airlines, Inc. 00-2 7.032%, 4/1/12 ..........      1,184     1,198,916
United Airlines, Inc. 01-1 6.071%, 9/1/14 ..........        809       813,605
                                                                  -----------
                                                                    4,342,515
                                                                  -----------

AUTOMOBILE MANUFACTURERS--0.4%
DaimlerChrysler NA Holding Corp.
4.875%, 6/15/10 ....................................        275       268,712

Ford Motor Co. 7.45%, 7/16/31 ......................        375       295,781
                                                                  -----------
                                                                      564,493
                                                                  -----------

AUTOMOTIVE RETAIL--0.3%
Hertz Corp. 144A 8.875%, 1/1/14(b) .................        350       367,500
Hertz Corp. 144A 10.50%, 1/1/16(b) .................        100       110,250
                                                                  -----------
                                                                      477,750
                                                                  -----------

BROADCASTING & CABLE TV--2.1%
Comcast Corp. 4.95%, 6/15/16 .......................        500       469,573
COX Communications, Inc. 5.45%, 12/15/14 ...........        375       366,927

DIRECTV Holdings LLC/DIRECTV
Financing Co., Inc. 6.375%, 6/15/15 ................      1,500     1,443,750

Echostar DBS Corp. 6.625%, 10/1/14 .................        600       580,500
PanAmSat Corp. 144A 9%, 6/15/16(b) .................        200       210,000
                                                                  -----------
                                                                    3,070,750
                                                                  -----------

BUILDING PRODUCTS--0.6%
Owens Corning, Inc. 144A 6.50%, 12/1/16(b) .........        495       504,284
Ply Gem Industries, Inc. 9%, 2/15/12 ...............        500       420,000
                                                                  -----------
                                                                      924,284
                                                                  -----------

CASINOS & GAMING--1.5%
Harrah's Operating Co., Inc. 5.625%, 6/1/15 ........        225       189,975
MGM MIRAGE 8.50%, 9/15/10 ..........................        250       265,937
MGM MIRAGE 6.625%, 7/15/15 .........................        350       332,937

Pokagon Gaming Authority 144A
10.375%, 6/15/14(b) ................................        125       134,688

River Rock Entertainment Authority
9.75%, 11/1/11 .....................................        250       268,750

Station Casinos, Inc. 6.875%, 3/1/16 ...............      1,000       922,500
                                                                  -----------
                                                                    2,114,787
                                                                  -----------

COMMODITY CHEMICALS--0.1%
Lyondell Chemical Co. 8.25%, 9/15/16 ...............        150       155,250

COMMUNICATIONS EQUIPMENT--0.5%
Corning, Inc. 6.20%, 3/15/16 .......................        750       770,564

CONSUMER FINANCE--1.5%
Ford Motor Credit Co. 8.466%, 11/2/07(c) ...........        150       152,120
Ford Motor Credit Co. 8.625%, 11/1/10 ..............        395       393,559

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------

CONSUMER FINANCE--CONTINUED
Ford Motor Credit Co. 9.875%, 8/10/11 ..............  $     220   $   227,544
Ford Motor Credit Co. 9.823%, 4/15/12(c) ...........         55        57,437
GMAC LLC 7.25%, 3/2/11 .............................      1,000     1,019,805
GMAC LLC 6.875%, 9/15/11 ...........................        275       277,171
                                                                  -----------
                                                                    2,127,636
                                                                  -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Western Union Co. (The) 144A 5.93%, 10/1/16(b) .....        560       569,401

DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc. 7.25%, 9/1/16 ...........        220       224,675

DIVERSIFIED CHEMICALS--0.5%
Huntsman International LLC 144A
8.375%, 1/1/15(b) ..................................        750       744,375

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.1%
Adesa, Inc. 7.625%, 6/15/12 ........................        500       498,750
Mobile Mini, Inc. 9.50%, 7/1/13 ....................        975     1,050,562
                                                                  -----------
                                                                    1,549,312
                                                                  -----------

DIVERSIFIED METALS & MINING--1.2%
Freeport-McMoRan Copper & Gold, Inc.
(Indonesia) 6.875%, 2/1/14(d) ......................        750       750,000

Glencore Funding LLC 144A 6%, 4/15/14(b) ...........      1,000       972,801
                                                                  -----------
                                                                    1,722,801
                                                                  -----------

ELECTRIC UTILITIES--1.6%
Midwest Generation LLC 8.75%, 5/1/34 ...............      1,000     1,086,250

MSW Energy Holdings II LLC/MSW Energy
Finance Co. II, Inc. Series B 7.375%, 9/1/10 .......        900       918,000

MSW Energy Holdings LLC/MSW Energy
Finance Co., Inc. 8.50%, 9/1/10 ....................        250       260,000
                                                                  -----------
                                                                    2,264,250
                                                                  -----------

FOOD RETAIL--0.3%
SUPERVALU, Inc. 7.50%, 11/15/14 ....................        500       511,084

HEALTH CARE FACILITIES--0.8%
Concentra Operating Corp. 9.125%, 6/1/12 ...........        500       525,000
HealthSouth Corp. 144A 10.75%, 6/15/16(b) ..........        300       309,000
Psychiatric Solutions, Inc. 7.75%, 7/15/15 .........        375       373,125
                                                                  -----------
                                                                    1,207,125
                                                                  -----------

HOMEBUILDING--0.1%
Horton (D.R.), Inc. 5.25%, 2/15/15 .................        210       195,212

HOTELS, RESORTS & CRUISE LINES--0.9%
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13 .......      1,250     1,265,671

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
Citizens Communications Co. 9.25%, 5/15/11 .........        500       556,875
Windstream Corp. 144A 8.625%, 8/1/16(b) ............        500       541,875
                                                                  -----------
                                                                    1,098,750
                                                                  -----------

                        See Notes to Financial Statements                     19

Phoenix Multi-Sector Fixed Income Fund

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------
INVESTMENT BANKING & BROKERAGE--0.4%
Merrill Lynch & Co., Inc. 6.05%, 5/16/16 ...........  $     500   $   520,168

LIFE & HEALTH INSURANCE--0.5%
Protective Life Secured Trust 5.32%, 5/10/10(c) ....        750       715,088

LIFE SCIENCES TOOLS & SERVICES--0.4%
Fisher Scientific International, Inc.
  6.75%, 8/15/14 ...................................        600       614,250

MANAGED HEALTH CARE--0.5%
Coventry Health Care, Inc. 8.125%, 2/15/12(o) ......        750       783,750

METAL & GLASS CONTAINERS--0.4%
Plastipak Holdings, Inc. 144A 8.50%, 12/15/15(b) ...        500       520,000

MORTGAGE REIT'S--0.7%
iStar Financial, Inc. 144A 5.95%, 10/15/13(b) ......      1,000     1,008,250

MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc. 6.875%, 5/1/12 ...................        370       393,250
Viacom, Inc. 144A 6.25%, 4/30/16(b) ................        375       376,247
                                                                  -----------
                                                                      769,497
                                                                  -----------

OIL & GAS EQUIPMENT & SERVICES--0.2%
Hornbeck Offshore Services, Inc. Series B
6.125%, 12/1/14 ....................................        340       318,325

OIL & GAS EXPLORATION & PRODUCTION--1.3%
Chesapeake Energy Corp. 6.875%, 1/15/16 ............        750       748,125
Denbury Resources, Inc. 7.50%, 4/1/13 ..............        600       606,000
Swift Energy Co. 7.625%, 7/15/11 ...................        500       503,750
                                                                  -----------
                                                                    1,857,875
                                                                  -----------

OIL & GAS REFINING & MARKETING--0.5%
Premcor Refining Group, Inc. (The) 9.25%, 2/1/10 ...        750       791,302

OIL & GAS STORAGE & TRANSPORTATION--0.8%
AmeriGas Partners LP 7.25%, 5/20/15 ................        500       501,250
Kinder Morgan Management LLC 5.70%, 1/5/16 .........        400       371,245
ONEOK Partners LP 6.15%, 10/1/16 ...................        285       290,207
                                                                  -----------
                                                                    1,162,702
                                                                  -----------

PACKAGED FOODS & MEATS--1.7%
Dean Foods Co. 6.625%, 5/15/09 .....................        500       506,250
Pilgrim's Pride Corp. 9.25%, 11/15/13 ..............      1,500     1,556,250
Tyson Foods, Inc. 6.85%, 4/1/16 ....................        400       413,466
                                                                  -----------
                                                                    2,475,966
                                                                  -----------

PAPER PRODUCTS--0.3%
Verso Paper Holdings LLC & Verso Paper, Inc.
144A 11.375%, 8/1/16(b) ............................        375       382,500

RETAIL REIT'S--0.3%
Simon Property Group LP 5.875%, 3/1/17 .............        400       408,134

SPECIALIZED CONSUMER SERVICES--0.7%
Stewart Enterprises, Inc. 6.25%, 2/15/13 ...........      1,000       947,500

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------

SPECIALIZED REIT'S--0.7%
Health Care REIT, Inc. 5.875%, 5/15/15 .............  $   1,000   $   991,952

TOBACCO--0.6%
Reynolds American, Inc. 144A 7.30%, 7/15/15(b) .....        500       522,033
Reynolds American, Inc. 144A 7.625%, 6/1/16(b) .....        375       400,041
                                                                  -----------
                                                                      922,074
                                                                  -----------

TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals North America, Inc.
6.50%, 2/15/12 .....................................        310       303,800

WIRELESS TELECOMMUNICATION SERVICES--0.8%
Nextel Communications, Inc. Series F
5.95%, 3/15/14 .....................................      1,250     1,229,245
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $43,755,866)                                      43,912,563
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--9.2%

Adjustable Rate Mortgage Trust 05-3,
2A1 4.701%, 7/25/35(c) .............................        759       753,926

Bear Stearns Structured Products, Inc. 04-15,
A2 P.O. 144A 0%, 11/27/34(b) .......................        526       494,788

Bear Stearns Structured Products, Inc. 05-10
144A 7.83%, 4/26/35(b)(c) ..........................        557       554,243

Chase Mortgage Finance Corp. 06-A1,
4A1 6.072%, 9/25/36(c) .............................      1,393     1,397,621

First Horizon Asset Securities, Inc. 04-AR4,
2A1 4.385%, 8/25/34(c) .............................      1,444     1,434,173

First Horizon Asset Securities, Inc. 05-AR1,
2A1 5.019%, 4/25/35(c) .............................        788       786,344

Indymac Index Mortgage Loan Trust 05-AR8,
B4 7.07%, 4/25/35(c) ...............................        529       495,969

Indymac Index Mortgage Loan Trust 06-AR25,
3A1 6.41%, 9/25/36(c) ..............................      1,219     1,243,106

JPMorgan Mortgage Trust 05-S3,
1A12 6%, 1/25/36 ...................................        691       686,282

MASTR Alternative Loans Trust 05-5,
3A1 5.75%, 8/25/35 .................................        634       632,532

MASTR Resecuritization Trust 05-1,
144A 5%, 10/28/34(b) ...............................        491       462,940

Residential Accredit Loans, Inc. 05-QA4,
A5 5.459%, 4/25/35(c) ..............................      1,012     1,009,066

Structured Asset Securities Corp. 03-32,
1A1 5.23%, 11/25/33(c) .............................        593       574,655

20                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                                                      PAR VALUE
                                                        (000)         VALUE
                                                      ---------    -----------

Structured Asset Securities Corp. 05-1,
6A1 6%, 2/25/35 ....................................  $   1,087    $ 1,084,520

Timberstar Trust 06-1 C 5.884%, 10/15/36 ...........      1,000      1,011,501

Wells Fargo Mortgage Backed Securities
Trust 05-5, 1A1 5%, 5/25/20 ........................        653        638,664
------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,301,230)                                       13,260,330
------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--19.7%

ARGENTINA--2.0%
Republic of Argentina PIK Interest Capitalization
8.28%, 12/31/33 ....................................      1,613      1,628,442

Republic of Argentina Series GDP 0%,
12/15/35(c) ........................................     12,018      1,346,061
                                                                   -----------
                                                                     2,974,503
                                                                   -----------

AUSTRALIA--1.3%
Commonwealth of Australia Series 1106
6.75%, 11/15/06 ....................................      2,015(g)   1,560,500

Commonwealth of Australia Series 909
7.50%, 9/15/09 .....................................        440(g)     353,626
                                                                   -----------
                                                                     1,914,126
                                                                   -----------

BRAZIL--3.4%
Federative Republic of Brazil 10.50%, 7/14/14 ......        825      1,045,275
Federative Republic of Brazil 7.875%, 3/7/15 .......        250        277,500
Federative Republic of Brazil 12.50%, 1/5/16 .......      3,199(h)   1,523,689
Federative Republic of Brazil 7.125%, 1/20/37 ......        375        389,438
Federative Republic of Brazil 11%, 8/17/40 .........      1,270      1,674,177
                                                                   -----------
                                                                     4,910,079
                                                                   -----------

CANADA--0.4%
Federation of Canada 4.25%, 9/1/09 .................        590(i)     529,379

COLOMBIA--0.6%
Republic of Colombia 10%, 1/23/12 ..................        500        589,000
Republic of Colombia 7.375%, 9/18/37 ...............        250        258,500
                                                                   -----------
                                                                       847,500
                                                                   -----------

EL SALVADOR--0.3%
Republic of El Salvador 144A 7.625%, 9/21/34(b) ....        350        389,375

GERMANY--0.8%
Federal Republic of Germany 144A
3.25%, 4/17/09(b) ..................................        897(j)   1,134,253

GUATEMALA--0.5%
Republic of Guatemala 144A 8.125%, 10/6/34(b) ......        675        769,500

INDONESIA--0.6%
Republic of Indonesia 144A 6.75%, 3/10/14(b) .......        850        875,500

                                                      PAR VALUE
                                                        (000)         VALUE
                                                      ---------    -----------

MEXICO--0.3%
United Mexican States Series MI10
9.50%, 12/18/14 ....................................      4,265(k) $   433,047

NEW ZEALAND--0.5%
Commonwealth of New Zealand Series
1106 8%, 11/15/06 ..................................      1,009(l)     676,046

PERU--0.9%
Republic of Peru 8.75%, 11/21/33 ...................  $   1,075      1,367,938

PHILIPPINES--1.3%
Republic of Philippines 8%, 1/15/16 ................      1,000      1,116,250
Republic of Philippines 9.50%, 2/2/30 ..............        575        743,906
                                                                   -----------
                                                                     1,860,156
                                                                   -----------

RUSSIA--0.5%
Russian Federation RegS 5%, 3/31/30(c)(e) ..........        650        729,016

SOUTH AFRICA--0.1%
Republic of South Africa Series R153
13%, 8/31/10 .......................................        920(m)     144,103

THAILAND--0.2%
Kingdom of Thailand Series R042
4.80%, 4/9/10 ......................................     13,000(n)     352,047

TURKEY--1.5%
Republic of Turkey 9%, 6/30/11 .....................        500        552,500
Republic of Turkey 11.50%, 1/23/12 .................        450        548,685
Republic of Turkey 7.25%, 3/15/15 ..................      1,000      1,030,000
                                                                   -----------
                                                                     2,131,185
                                                                   -----------

URUGUAY--1.6%
Republic of Uruguay 7.50%, 3/15/15 .................        500        536,250
Republic of Uruguay 8%, 11/18/22 ...................      1,650      1,794,375
                                                                   -----------
                                                                     2,330,625
                                                                   -----------

VENEZUELA--2.9%
Republic of Venezuela 9.25%, 9/15/27 ...............      1,300      1,613,950
Republic of Venezuela RegS 5.375%, 8/7/10(e) .......      2,260      2,197,850
Republic of Venezuela RegS 7%, 12/1/18(e) ..........        325        327,437
                                                                   -----------
                                                                     4,139,237
                                                                   -----------

------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $26,494,853)                                       28,507,615
------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--13.0%

BRAZIL--0.4%
Vale Overseas Ltd. 6.25%, 1/11/16 ..................        500        505,750

CANADA--1.6%
Catalyst Paper Corp. 7.375%, 3/1/14 ................        750        699,375
Rogers Cable, Inc. 7.875%, 5/1/12 ..................      1,000      1,072,500

                        See Notes to Financial Statements                     21

Phoenix Multi-Sector Fixed Income Fund

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------

CANADA--CONTINUED
Rogers Wireless Communications, Inc.
6.375%, 3/1/14 .....................................  $     575   $   577,875
                                                                  -----------
                                                                    2,349,750
                                                                  -----------
CHILE--0.8%
Empresa Nacional de Electricidad SA
8.35%, 8/1/13 ......................................        350       396,930

Petropower I Funding Trust 144A
7.36%, 2/15/14(b) ..................................        817       779,538
                                                                  -----------
                                                                    1,176,468
                                                                  -----------

CHINA--0.3%
NXP BV/NXP Funding LLC 144A
9.50%, 10/15/15(b) .................................        375       380,156

GERMANY--0.9%
Aries Vermoegensverwaltung GmbH 144A
7.75%, 10/25/09(b) .................................        250(j)    353,777

Aries Vermoegensverwaltung GmbH 144A
9.60%, 10/25/14(b) .................................        750       969,375
                                                                  -----------
                                                                    1,323,152
                                                                  -----------

JAPAN--0.5%
Resona Bank Ltd. 144A 5.85%, 9/29/49(b)(c) .........        750       735,973

KAZAKHSTAN--1.9%
Kazkommerts International BV 144A
7.875%, 4/7/14(b) ..................................        250       258,437

Kazkommerts International BV RegS
10.125%, 5/8/07(e) .................................        500       512,900

Tengizchevroil Finance Co. 144A
6.124%, 11/15/14(b) ................................      1,000     1,000,000

TuranAlem Finance BV 144A 7.875%, 6/2/10(b) ........      1,000     1,036,500
                                                                  -----------
                                                                    2,807,837
                                                                  -----------

MALAYSIA--0.5%
Malaysia International Shipping Corp.
Capital Ltd. 144A 6.125%, 7/1/14(b) ................        750       783,778

MEXICO--0.3%
America Movil S.A. de C.V. 5.50%, 3/1/14 ...........        500       491,537

RUSSIA--2.0%
Gazprom International SA 144A
7.201%, 2/1/20(b) ..................................      1,000     1,053,000

Gazprom OAO 144A (Gazstream SA)
5.625%, 7/22/13(b) .................................        345       343,982

Gazprom OAO (Morgan Stanley Bank AG) 144A
9.625%, 3/1/13(b) ..................................        750       892,500

OJSC Vimpel Communications 144A
8.375%, 10/22/11(b) ................................        500       531,250
                                                                  -----------
                                                                    2,820,732
                                                                  -----------

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------

SINGAPORE--1.1%
Chartered Semiconductor Manufacturing Ltd.
5.75%, 8/3/10 ......................................  $   1,125   $ 1,121,219

UOB Cayman Ltd. 144A
5.796%, 12/29/49(b)(c) .............................        500       492,500
                                                                  -----------
                                                                    1,613,719
                                                                  -----------

SOUTH KOREA--1.1%
C&M Finance Ltd. 144A 8.10%, 2/1/16(b) .............        500       501,591
Woori Bank 144A 6.125%, 5/3/16(b)(c) ...............      1,000     1,030,255
                                                                  -----------
                                                                    1,531,846
                                                                  -----------

UNITED ARAB EMIRATES--0.6%
Abu Dhabi National Energy Co. 144A
5.875%, 10/27/16(b) ................................        825       841,971

UNITED KINGDOM--0.3%
Ineos Group Holdings plc 144A
8.50%, 2/15/16(b) ..................................        500       483,750

UNITED STATES--0.7%
Nova Chemicals Corp. 8.405%, 11/15/13(c) ...........        975       996,938
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $18,430,493)                                      18,843,357
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.2%

PHARMACEUTICALS--0.2%
PAR Pharmaceutical Cos., Inc. Cv.
2.875%, 9/30/10 ....................................        300       282,375
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $251,348)                                            282,375
-----------------------------------------------------------------------------

CREDIT LINKED NOTES--0.3%

OTHER FOREIGN GOVERNMENT--0.3%
Republic of Indonesia 11.341%, 6/15/09 .............        380       369,805
-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $380,000)                                            369,805
-----------------------------------------------------------------------------

LOAN AGREEMENTS(c)--12.0%

AIRPORT SERVICES--0.6%
Worldspan LP Tranche 6.95%, 2/11/10 ................        908       909,808

APPAREL RETAIL--0.3%
Hanesbrands, Inc. Tranche B 7.65%, 9/5/13 ..........        180       181,575

HBI Branded Apparel Ltd, Inc. Tranche
9.15%, 3/5/14 ......................................        200       205,500
                                                                  -----------
                                                                      387,075
                                                                  -----------

22                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------
APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The)
7.88%, 10/24/12 ....................................  $     325   $   327,031

AUTO PARTS & EQUIPMENT--0.8%
Mark IV Tranche 1 5.414%, 6/15/13 ..................        648       654,048
Mark IV Tranche 2 5.414%, 6/15/13 ..................        175       177,625

Tenneco Automotive, Inc. Tranche B
8.13%, 12/12/10 ....................................        282       282,506
                                                                  -----------
                                                                    1,114,179
                                                                  -----------

AUTOMOTIVE RETAIL--0.3%
Hertz Corp. Tranche 7.38%, 12/21/12 ................         50        50,375
Hertz Corp. Tranche B 7.38%, 12/21/12 ..............        339       341,387
                                                                  -----------
                                                                      391,762
                                                                  -----------

BROADCASTING & CABLE TV--0.5%
Charter Communications Operating LLC Tranche
7.751%, 4/28/13 ....................................        744       750,831

COMMODITY CHEMICALS--0.1%
Lyondell Chemical Co. Tranche 7.372%, 8/16/13 ......        125       125,625

DATA PROCESSING & OUTSOURCED SERVICES--1.0%
Solar Capital Corp. Tranche 7.215%, 2/11/13 ........      1,437     1,450,949

DEPARTMENT STORES--1.0%
Neiman-Marcus Group, Inc. (The) Tranche
6.706%, 4/6/13 .....................................      1,399     1,411,611

ELECTRIC UTILITIES--0.3%
Astoria Generating Co. LP Tranche
6.88%, 2/23/13 .....................................         67        67,124

Astoria Generating Co. LP Tranche FL
6.88%, 2/23/13 .....................................        338       340,616
                                                                  -----------
                                                                      407,740
                                                                  -----------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. Tranche
6.89%, 1/15/12 .....................................        315       315,197

Allied Waste North America, Inc. Tranche A
6.89%, 1/15/12 .....................................        124       123,892
                                                                  -----------
                                                                      439,089
                                                                  -----------

HEALTH CARE FACILITIES--0.3%
LifePoint Hospitals, Inc. Tranche B
6.185%, 4/15/12 ....................................        446       444,257

HEALTH CARE SERVICES--0.5%
Fresenius Medical Care AG & Co. Tranche B
6.403%, 3/31/13 ....................................        746       742,519

HOTELS, RESORTS & CRUISE LINES--0.1%
Hilton Hotels Corp. Tranche B 6.204%, 2/22/13 ......        227       227,219

                                                      PAR VALUE
                                                        (000)        VALUE
                                                      ---------   -----------

HOUSEWARES & SPECIALTIES--0.3%
Tupperware Brands Corp. Tranche B
6.39%, 12/1/12 .....................................  $     427   $   424,930

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.9%
NRG Energy, Inc. Tranche B 6.91%, 2/1/13 ...........      1,300     1,306,401

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche B1 7.52%, 8/24/11 .............        468       470,837

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Helix Energy Solutions Group, Inc. Tranche
5.162%, 7/1/13 .....................................      1,496     1,498,098

PAPER PRODUCTS--1.5%
Georgia-Pacific Corp. Tranche A
6.88%, 12/20/10 ....................................        433       433,666

Georgia-Pacific Corp. Tranche B
6.499%, 12/20/12 ...................................        670       673,287

Georgia-Pacific Corp. Tranche C
7.749%, 12/23/13 ...................................        150       151,875

NewPage Corp. Tranche B 7.09%, 5/2/11 ..............        929       935,882
                                                                  -----------
                                                                    2,194,710
                                                                  -----------

PHOTOGRAPHIC PRODUCTS--0.3%
Eastman Kodak Co. Tranche B
6.888%, 10/18/12 ...................................        409       409,591

SEMICONDUCTORS--0.6%
Advanced Micro Devices, Inc. Tranche B
7.63%, 12/31/13 ....................................        820       823,075

SPECIALTY CHEMICALS--0.1%
Johnson Diversey, Inc. Tranche B
7.38%, 12/16/11 ....................................        126       127,420

TOBACCO--0.1%
Reynolds American, Inc. Tranche
5.238%, 5/31/12 ....................................        140       140,610

TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc. Tranche 7.13%, 2/14/11 ........        168       168,917
United Rentals, Inc. Tranche B 7.13%, 2/14/11 ......         76        76,490
                                                                  -----------
                                                                      245,407
                                                                  -----------

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications, Inc. Tranche B
7.97%, 6/16/13 .....................................        623       629,672
-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $17,404,446)                                      17,400,446
-----------------------------------------------------------------------------

                        See Notes to Financial Statements                     23

Phoenix Multi-Sector Fixed Income Fund

                                                       SHARES       VALUE
                                                      ---------   -----------
DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(p)                    137,550    $     2,751

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(f)(p)                               3,650          5,840
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $756,366)                                              8,591
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $141,306,756)                                    143,048,230
-----------------------------------------------------------------------------

                                                     PAR VALUE
                                                       (000)
                                                     ---------

SHORT-TERM INVESTMENTS--1.5%

COMMERCIAL PAPER(q)--1.5%
Lockhart Funding LLC 5.31%, 11/1/06                  $   2,240      2,240,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,240,000)                                        2,240,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $143,546,756)                                    145,288,230(a)

Other assets and liabilities, net--(0.4)%                            (556,331)
                                                                 ------------
NET ASSETS--100.0%                                               $144,731,899
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,047,546 and gross depreciation of $1,463,964 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $143,704,648.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to a value of $25,800,998 or 17.8% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2006, these securities amounted to a value of $5,840 or 0.0% of net assets. For acquisition information, see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(g)   Par value represents Australian Dollar.

(h)   Par value represents Brazilian Real.

(i)   Par value represents Canadian Dollar.

(j)   Par value represents Euro.

(k)   Par value represents Mexican Peso.

(l)   Par value represents New Zealand Dollar.

(m)   Par value represents South African Rand.

(n)   Par value represents Thailand Baht.

(o)   All or a portion segregated as collateral for forward currency contracts.

(p)   Non-income producing.

(q)   The rate shown is the discount rate.

24                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 2006

ASSETS
Investment securities at value (Identified cost $143,546,756)     $ 145,288,230
Cash                                                                    563,810
Receivables
   Interest                                                           2,019,744
   Investment securities sold                                           320,617
   Fund shares sold                                                     315,495
Trustee retainer                                                            471
Prepaid expenses                                                         20,372
                                                                  -------------
      Total assets                                                  148,528,739
                                                                  -------------
LIABILITIES
Payables
   Investment securities purchased                                    2,994,306
   Fund shares repurchased                                              172,683
   Dividend distributions                                               246,316
   Investment advisory fee                                               66,991
   Distribution and service fees                                         50,231
   Transfer agent fee                                                    30,789
   Administration fee                                                    10,605
   Other accrued expenses                                                55,103
Unrealized depreciation on forward currency contracts                   169,816
                                                                  -------------
      Total liabilities                                               3,796,840
                                                                  -------------
NET ASSETS                                                        $ 144,731,899
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 209,862,058
Undistributed net investment income                                       8,352
Accumulated net realized loss                                       (66,714,136)
Net unrealized appreciation                                           1,575,625
                                                                  -------------
NET ASSETS                                                        $ 144,731,899
                                                                  =============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $113,362,424)                 10,416,403
Net asset value per share                                                $10.88
Offering price per share $10.88 /(1-4.75%)                               $11.42

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $14,147,007)                   1,301,710
Net asset value and offering price per share                             $10.87

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $17,222,468)                   1,576,124
Net asset value and offering price per share                             $10.93

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME
Interest                                                          $   9,790,821
Foreign taxes withheld                                                   (5,215)
                                                                  -------------
      Total investment income                                         9,785,606
                                                                  -------------
EXPENSES
Investment advisory fee                                                 804,512
Service fees, Class A                                                   287,623
Distribution and service fees, Class B                                  151,126
Distribution and service fees, Class C                                  161,131
Financial agent fee                                                      72,154
Administration fee                                                       44,255
Transfer agent                                                          215,418
Professional                                                             41,883
Registration                                                             40,970
Printing                                                                 40,021
Custodian                                                                32,703
Trustees                                                                 27,262
Miscellaneous                                                            31,118
                                                                  -------------
      Total expenses                                                  1,950,176
Custodian fees paid indirectly                                          (11,329)
                                                                  -------------
      Net expenses                                                    1,938,847
                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                          7,846,759
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                 781,556
Net realized gain (loss) on foreign currency transactions              (314,328)
Net change in unrealized appreciation (depreciation)
   on investments                                                     2,306,733
Net change in unrealized appreciation (depreciation)
   on foreign currency translation                                       11,093
                                                                  -------------
NET GAIN (LOSS) ON INVESTMENTS                                        2,785,054
                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                $  10,631,813
                                                                  =============

                        See Notes to Financial Statements                     25

Phoenix Multi-Sector Fixed Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                Year Ended        Year Ended
                                                                                             October 31, 2006   October 31, 2005
                                                                                             ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                                              $      7,846,759   $      7,747,029
   Net realized gain (loss)                                                                           467,228          1,315,958
   Net change in unrealized appreciation (depreciation)                                             2,317,826         (6,743,641)
                                                                                             ----------------   ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     10,631,813          2,319,346
                                                                                             ----------------   ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                  (5,923,077)        (7,657,999)
   Net investment income, Class B                                                                    (664,355)        (1,103,450)
   Net investment income, Class C                                                                    (705,175)          (758,327)
                                                                                             ----------------   ----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                       (7,292,607)        (9,519,776)
                                                                                             ----------------   ----------------

FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,911,932 and 2,094,099 shares, respectively)                    20,549,796         23,025,090
   Net asset value of shares issued from reinvestment of distributions (350,655 and
   417,320 shares, respectively)                                                                    3,768,585          4,573,386
   Cost of shares repurchased (2,559,254 and 2,201,518 shares, respectively)                      (27,443,692)       (24,153,844)
                                                                                             ----------------   ----------------
Total                                                                                              (3,125,311)         3,444,632
                                                                                             ----------------   ----------------
CLASS B
   Proceeds from sales of shares (267,353 and 320,540 shares, respectively)                         2,866,266          3,511,100
   Net asset value of shares issued from reinvestment of distributions (36,148 and 55,296
   shares, respectively)                                                                              387,906            605,558
   Cost of shares repurchased (591,884 and 722,667 shares, respectively)                           (6,340,925)        (7,920,354)
                                                                                             ----------------   ----------------
Total                                                                                              (3,086,753)        (3,803,696)
                                                                                             ----------------   ----------------
CLASS C
   Proceeds from sales of shares (572,004 and 683,901 shares, respectively)                         6,172,093          7,563,018
   Net asset value of shares issued from reinvestment of distributions (41,859 and 34,137
   shares, respectively)                                                                              451,782            374,879
   Cost of shares repurchased (459,867 and 274,601 shares, respectively)                           (4,957,648)        (3,013,567)
                                                                                             ----------------   ----------------
Total                                                                                               1,666,227          4,924,330
                                                                                             ----------------   ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       (4,545,837)         4,565,266
                                                                                             ----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                           (1,206,631)        (2,635,164)

NET ASSETS
   Beginning of period                                                                            145,938,530        148,573,694
                                                                                             ----------------   ----------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND DISTRIBUTIONS IN EXCESS
     OF NET INVESTMENT INCOME OF $8,352 AND $(36,785), RESPECTIVELY)                         $    144,731,899   $    145,938,530
                                                                                             ================   ================

26                      See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS A
                                             -------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31
                                             -------------------------------------------------------------
                                               2006        2005        2004       2003(5)   2002(4)(5)
Net asset value, beginning of period         $  10.63    $  11.16    $  10.85    $   9.82   $    10.03
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.59(2)     0.59(2)     0.69(2)     0.71         0.72
   Net realized and unrealized gain (loss)       0.21       (0.40)       0.34        0.99        (0.18)
                                             --------    --------    --------    --------   ----------
      TOTAL FROM INVESTMENT OPERATIONS           0.80        0.19        1.03        1.70         0.54
                                             --------    --------    --------    --------   ----------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.55)      (0.72)      (0.72)      (0.67)       (0.74)
   Tax return of capital                           --          --          --          --        (0.01)
                                             --------    --------    --------    --------   ----------
      TOTAL DISTRIBUTIONS                       (0.55)      (0.72)      (0.72)      (0.67)       (0.75)
                                             --------    --------    --------    --------   ----------
Change in net asset value                        0.25       (0.53)       0.31        1.03        (0.21)
                                             --------    --------    --------    --------   ----------
NET ASSET VALUE, END OF PERIOD               $  10.88    $  10.63    $  11.16    $  10.85   $     9.82
                                             ========    ========    ========    ========   ==========

Total return(1)                                  7.74%       1.73%       9.78%      17.73%        5.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $113,362    $113,885    $116,079    $113,345   $  107,782
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            1.17%       1.20%       1.18%       1.24%        1.26%(3)
   Net investment income                         5.52%       5.36%       6.30%       6.68%        7.14%
Portfolio turnover                                 96%        136%        156%        204%         156%

(1)   Sales charges are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3) For the period ended October 31, 2002, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.

(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01, and increase the ratio of net investment income to average net assets from 7.33% to 7.42%.

(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02 and $0.03 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.18% and 0.28% for the periods ended October 31, 2003 and 2002, respectively.

                        See Notes to Financial Statements                     27

Phoenix Multi-Sector Fixed Income Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                       CLASS B
                                             ---------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31
                                             ---------------------------------------------------------------
                                               2006        2005        2004       2003(5)     2002(4)(5)
Net asset value, beginning of period         $  10.61    $  11.13    $  10.82    $   9.80     $    10.01
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.51(2)     0.50(2)     0.61(2)     0.63           0.64
   Net realized and unrealized gain (loss)       0.22       (0.40)       0.33        0.98          (0.18)
                                             --------    --------    --------    --------     ----------
     TOTAL FROM INVESTMENT OPERATIONS            0.73        0.10        0.94        1.61           0.46
                                             --------    --------    --------    --------     ----------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.47)      (0.62)      (0.63)      (0.59)         (0.66)
   Tax return of capital                           --          --          --          --          (0.01)
                                             --------    --------    --------    --------     ----------
     TOTAL DISTRIBUTIONS                        (0.47)      (0.62)      (0.63)      (0.59)         (0.67)
                                             --------    --------    --------    --------     ----------
Change in net asset value                        0.26       (0.52)       0.31        1.02          (0.21)
                                             --------    --------    --------    --------     ----------
NET ASSET VALUE, END OF PERIOD               $  10.87    $  10.61    $  11.13    $  10.82     $     9.80
                                             ========    ========    ========    ========     ==========
Total return(1)                                  7.05%       0.91%       8.99%      16.84%          4.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $ 14,147    $ 16,879    $ 21,554    $ 26,754     $   28,982
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            1.92%       1.95%       1.93%       1.99%          2.01%(3)
   Net investment income                         4.78%       4.61%       5.56%       5.94%          6.41%
Portfolio turnover                                 96%        136%        156%        204%           156%

                                                                       CLASS C
                                             ---------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31
                                             ---------------------------------------------------------------
                                               2006        2005        2004       2003(6)     2002(4)(6)
Net asset value, beginning of period         $  10.67    $  11.18    $  10.87    $   9.84     $    10.04
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.51(2)     0.51(2)     0.61(2)     0.64           0.65
   Net realized and unrealized gain (loss)       0.22       (0.40)       0.33        0.98          (0.18)
                                             --------    --------    --------    --------     ----------
     TOTAL FROM INVESTMENT OPERATIONS            0.73        0.11        0.94        1.62           0.47
                                             --------    --------    --------    --------     ----------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.47)      (0.62)      (0.63)      (0.59)         (0.66)
   Tax return of capital                           --          --          --          --          (0.01)
                                             --------    --------    --------    --------     ----------
     TOTAL DISTRIBUTIONS                        (0.47)      (0.62)      (0.63)      (0.59)         (0.67)
                                             --------    --------    --------    --------     ----------
Change in net asset value                        0.26       (0.51)       0.31        1.03          (0.20)
                                             --------    --------    --------    --------     ----------
NET ASSET VALUE, END OF PERIOD               $  10.93    $  10.67    $  11.18    $  10.87     $     9.84
                                             ========    ========    ========    ========     ==========
Total return(1)                                  7.00%       0.99%       8.95%      16.99%          4.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $ 17,222    $ 15,175    $ 10,941    $  8,902     $    5,922
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            1.91%       1.95%       1.93%       2.00%(3)       2.01%(3)
   Net investment income                         4.77%       4.62%       5.56%       5.93%          6.39%
Portfolio turnover                                 96%        136%        156%        204%           156%

(1)   Sales charges are not reflected in the total return calculation.

(2)   Computed using average shares outstanding.

(3) For the periods ended October 31, 2003 and 2002, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would have been 0.01% lower than the ratio shown in the table.

(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01 for Class B and Class C, decrease net realized and unrealized gains and losses per share by $0.01 for Class B and Class C, and increase the ratio of net investment income to average net assets from 6.61% to 6.69% for Class B and from 6.57% to 6.66% for Class C, respectively.

(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02 and $0.03 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.16% and 0.27% for the periods ended October 31, 2003 and 2002, respectively.

(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02 and $0.03 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.18% and 0.27% for the periods ended October 31, 2003 and 2002, respectively.

28                      See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, DAVID L. ALBRYCHT, CFA

Q: HOW DID THE PHOENIX MULTI-SECTOR SHORT TERM BOND FUND PERFORM FOR ITS FISCAL YEAR ENDED OCTOBER 31, 2006?

A: For the fiscal year ended October 31, 2006, the Fund's Class A shares returned 5.37%, Class B shares returned 4.64%, Class C shares returned 5.07% and Class T shares returned 4.34%. For the same period, the Lehman Brothers(R) Aggregate Bond Index, a broad-based fixed income index, returned 5.19%, and the Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index, the Fund's style-specific index appropriate for comparison, returned 4.72%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE BOND MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The broad U.S. fixed income market, as represented by the Lehman Brothers Aggregate Bond Index, returned 5.19% for the fiscal year ended October 31, 2006. In the first six meetings of the reporting period, the Federal Reserve (the "Fed") raised the federal funds rate by 25 basis points each time, to 5.25% (on June 29). During that time, short-term rates rose considerably, outpacing the increase in longer-term rates. In August, the Fed finally paused after 17 consecutive increases of the federal funds rate. In the following two meetings, the Fed reaffirmed its earlier decision and kept its target rate at 5.25%. Since then, rates have declined across the yield curve, with the sharpest drop seen in long-term rates.

      After modest returns for the first three quarters of the fiscal year, fixed income markets rallied in the final quarter, as declining rates and lower energy costs created a more favorable environment. Treasuries underperformed during the reporting period, as spread sectors benefited from a benign credit environment as defaults remained low. The best-performing sectors of the bond market were corporate high-yield and emerging markets, both of which benefited from improved credit fundamentals. Among investment-grade sectors, commercial mortgage-backed securities was the top performer, as delinquencies in this sector reached a five-year low.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund performed well compared with its benchmarks for the fiscal year ending October 31, 2006, benefiting from its allocation to non-Treasury sectors. One of the key contributors to performance was the Fund's foreign exposure (Yankee high-quality and emerging markets). Both the overall foreign exposure and the overweight to many of the top-performing emerging market countries, such as Brazil and the Philippines, contributed positively to performance. The Fund's overall exposure to the high-yield sector was another key driver of performance, as this sector experienced stronger-than-expected company credit profiles. The Fund also benefited from its underweight to U.S. Treasuries, which was the worst-performing bond market sector.

Phoenix Multi-Sector Short Term Bond Fund

      The Fund's underweight position in mortgage-backed securities (one of the top sectors within the Lehman Brothers Aggregate Bond Index) would have hurt performance, had the underweight not been allocated to better-performing sectors outside of the Fund's benchmark, such as emerging markets and high yield. Relative to the Lehman benchmark Index, the performance of the Fund was negatively impacted by its shorter duration, as intermediate rates rose less than short-term interest rates. During the year, these sectors continued to offer attractive yield and total return opportunities.

                                                                   NOVEMBER 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Multi-Sector Short Term Bond Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)                          PERIODS ENDING 10/31/06
--------------------------------------------------------------------------------

                                                      5      10      INCEPTION    INCEPTION
                                           1 YEAR   YEARS   YEARS   TO 10/31/06     DATE
                                           ------   -----   -----   -----------   ---------
Class A Shares at NAV(2)                    5.37%   5.48%   5.95%            --          --
Class A Shares at POP(3,4)                  3.00    5.00    5.71             --          --

Class B Shares at NAV(2)                    4.64    4.97    5.39             --          --
Class B Shares with CDSC(4)                 3.14    4.97    5.39             --          --

Class C Shares at NAV(2)                    5.07    5.28      --           5.10%    10/1/97

Class T Shares at NAV(2)                    4.34      --      --           3.31      6/2/03
Class T Shares with CDSC(4)                 4.34      --      --           3.31      6/2/03

Lehman Brothers Aggregate Bond Index        5.19    4.51    6.26         Note 5      Note 5

Merrill Lynch 1-2.99 Year Medium Quality
Corporate Bonds Index                       4.72    3.93    5.56         Note 6      Note 6

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 2.25% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 2% TO 0% OVER A THREE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL CLASS T SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) INDEX PERFORMANCE IS 6.03% FOR CLASS C (SINCE 10/1/97) AND 3.12% FOR CLASS T (SINCE 6/2/03).

(6) INDEX PERFORMANCE IS 5.40% FOR CLASS C (SINCE 9/30/97) AND 2.80% FOR CLASS T (SINCE 6/2/03).

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/96 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 2.25% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 2% to 0% over a three year period. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

     [CHART OMITTED -- EDGAR REPRESENTATION OF DATA FOLLOWS]

                                             Merrill Lynch
         Phoenix           Phoenix           1-2.99 Year
         Multi-Sector      Multi-Sector      Medium Quality    Lehman Brothers
         Short Term Bond   Short Term Bond   Corporate Bonds   Aggregate Bond
         Fund, Class A     Fund, Class B     Index             Index
         ---------------   ---------------   ---------------   ---------------
10/31/96      9775              10000             10000             10000
10/31/97     10760              10952             10723             10889
10/31/98     10852              10966             11489             11906
10/30/99     11456              11519             11978             11969
10/29/00     12105              12089             12681             12843
10/31/01     13340              13260             14171             14713
10/31/02     14037              13915             14648             15578
10/31/03     15408              15203             15756             16343
10/31/04     16285              15988             16227             17247
10/29/05     16551              16167             16409             17443
10/29/06     17440              16918             17183             18348

For information regarding the indexes, see the glossary on page 3.

Phoenix Multi-Sector Short Term Bond Fund

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Multi-Sector Short Term Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class T shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class C shares are sold without a sales charge. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

     Multi-Sector              Beginning            Ending         Expenses Paid
 Short Term Bond Fund        Account Value      Account Value         During
        Class A              April 30, 2006    October 31, 2006       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $1,000.00          $1,032.30            $5.43
Hypothetical (5% return
   before expenses)             1,000.00           1,019.89             5.41

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.06%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     Multi-Sector              Beginning            Ending         Expenses Paid
 Short Term Bond Fund        Account Value      Account Value         During
        Class B              April 30, 2006    October 31, 2006       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $1,000.00          $1,027.70            $7.98
Hypothetical (5% return
   before expenses)             1,000.00           1,017.33             7.97

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.56%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     Multi-Sector              Beginning            Ending         Expenses Paid
 Short Term Bond Fund        Account Value      Account Value         During
        Class C              April 30, 2006    October 31, 2006       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $1,000.00          $1,028.60            $6.70
Hypothetical (5% return
   before expenses)             1,000.00           1,018.61             6.69

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.31%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     Multi-Sector              Beginning            Ending         Expenses Paid
 Short Term Bond Fund        Account Value      Account Value         During
        Class T              April 30, 2006    October 31, 2006       Period*
-----------------------      --------------    ----------------    -------------
Actual                         $1,000.00          $1,026.10            $9.24
Hypothetical (5% return
   before expenses)             1,000.00           1,016.06             9.24

* EXPENSES ARE EQUAL TO THE FUND'S CLASS T ANNUALIZED EXPENSE RATIO OF 1.81%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Multi-Sector Short Term Bond Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Non-Agency Mortgage-Backed Securities    22%
Domestic Corporate Bonds                 18
Foreign Government Securities            16
Agency Mortgage-Backed Securities        11
Asset-Backed Securities                  10
Loan Agreements                           9
Foreign Corporate Bonds                   7
Other                                     7

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2006

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------  --------------

U.S. GOVERNMENT SECURITIES--2.7%

U.S. TREASURY NOTES--2.7%
U.S. Treasury Note 4.50%, 2/15/09 ................  $   7,250  $    7,225,364
U.S. Treasury Note 4.50%, 9/30/11 ................     14,250      14,200,453
U.S. Treasury Note 4.625%, 10/31/11 ..............     18,000      18,045,000
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $39,363,536)                                      39,470,817
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--10.6%

FHLB 5.625%, 8/14/08 .............................      4,780       4,784,957
FHLMC 4.65%, 10/10/13 ............................      4,785       4,612,984
FHLMC 6%, 8/1/34 .................................      2,876       2,899,681
FNMA 5.50%, '17-'35 ..............................     67,670      67,310,439
FNMA 6%, '17-'34 .................................     14,521      14,637,883
FNMA 4.50%, 4/1/18 ...............................      2,159       2,093,095
FNMA 5%, '18-'35 .................................     42,693      42,217,511
FNMA 6.50%, 8/1/36 ...............................     13,900      14,168,644
GNMA 6.50%, '31-'32 ..............................        919         945,095
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $154,770,407)                                    153,670,289
-----------------------------------------------------------------------------

MUNICIPAL BONDS--1.9%

CALIFORNIA--0.3%
Fresno County Pension Obligation Taxable
6.06%, 8/15/09 (FGIC Insured) ....................      1,915       1,963,967

Ventura County Pension Obligation Taxable
6.58%, 11/1/06 (FSA Insured) .....................      1,750       1,750,000
                                                               --------------
                                                                    3,713,967
                                                               --------------

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------  --------------
CONNECTICUT--0.3%
Mashantucket Western Pequot Tribe Taxable
Series A 6.91%, 9/1/12 (MBIA Insured) ............  $   3,500  $    3,686,025

FLORIDA--0.1%
Collier County Water-Sewer District Taxable Series
A 2.625%, 7/1/07 (FSA Insured) ...................      1,325       1,301,627

MAINE--0.0%
Lewiston Pension Obligation Taxable 5%,
12/15/06 (FGIC Insured) ..........................        500         499,785

NEW YORK--0.5%
New York State Dormitory Authority Higher
Education Taxable Series B 3.35%, 12/15/09 .......      2,500       2,378,050

Sales Tax Asset Receivable Taxable Series B
3.83%, 10/15/09 (FGIC Insured) ...................      5,000       4,833,300
                                                               --------------
                                                                    7,211,350
                                                               --------------

PENNSYLVANIA--0.6%
Philadelphia Authority for Industrial Development
Pension Funding Retirement Systems Taxable
Series A 5.69%, 4/15/07 (MBIA Insured) ...........      1,000       1,001,340

Philadelphia School District Taxable Series C
4.11%, 7/1/08 (FSA Insured) ......................      2,470       2,429,838

Philadelphia School District Taxable Series C
4.20%, 7/1/09 (FSA Insured) ......................      2,570       2,512,355

Philadelphia School District Taxable Series C
4.29%, 7/1/10 (FSA Insured) ......................      2,255       2,193,100

Philadelphia School District Taxable Series C
4.43%, 7/1/11 (FSA Insured) ......................      1,015         985,402
                                                               --------------
                                                                    9,122,035
                                                               --------------

                        See Notes to Financial Statements                     33

Phoenix Multi-Sector Short Term Bond Fund

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------  --------------
SOUTH DAKOTA--0.0%
South Dakota State Educational Enhancement
Funding Corp. Taxable Series A
6.72%, 6/1/25 ....................................  $     152  $      152,773

TEXAS--0.0%
Texas State Veterans Taxable Series A
7.625%, 12/1/06 ..................................        695         696,175

WASHINGTON--0.1%
Washington State Housing Trust Fund Taxable
Series T 5%, 7/1/08 ..............................      1,000         999,300
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $28,025,473)                                      27,383,037
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--9.9%

American General Mortgage Loan Trust 06-1,
A2 144A 5.75%, 12/25/35(b)(c) ....................      8,392       8,399,721

AmeriCredit Automobile Receivables Trust 06-1
E1 144A 6.62%, 5/6/13(b) .........................      7,000       6,993,420

Amerifirst Home Improvement Finance Trust 06-1
9.33%, 7/17/17(c) ................................      4,733       4,744,477

Associates Manufactured Housing Pass-Through
Certificates 96-1, A5 7.60%, 3/15/27 .............        278         278,907

Bayview Financial Acquisition Trust 06-B, 1A2
5.80%, 4/28/36(c) ................................      4,000       4,021,194

Bear Stearns Structured Products, Inc. 05-20N B
144A 8.82%, 10/25/45(b)(c) .......................      5,000       4,734,375

Bombardier Capital Mortgage Securitization Corp.
99-A, A3 5.98%, 1/15/18 ..........................      3,589       3,390,873

Capital Auto Receivables Asset Trust 06-1 D
144A 7.16%, 1/15/13(b) ...........................      2,000       2,024,066

Carmax Auto Owner Trust 05-1 C
4.82%, 10/15/11 ..................................      4,135       4,086,934

Carssx Finance Ltd. 04-AA, B3 144A
8.67%, 1/15/11(b)(c) .............................        911         928,370

Conseco Finance Securitizations Corp. 02-2, A2
6.03%, 3/1/33 ....................................      2,990       3,025,672

Drivetime Auto Owner Trust 04-A, A3 144A
2.419%, 8/15/08(b)(c) ............................        714         707,030

Franchise Mortgage Acceptance Co. Loan
Receivables Trust 98-CA, A2 144A
6.66%, 1/15/12(b) ................................      5,955       5,833,500

GMAC Mortgage Corp. Loan Trust 05-HE2, A3
4.622%, 11/25/35(c) ..............................      5,000       4,945,861

GMAC Mortgage Corp. Loan Trust 06-HE2, A3
6.32%, 5/25/36 ...................................     11,335      11,480,230

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------  --------------
Great America Leasing Receivables 05-1,
A4 144A 4.97%, 8/20/10(b) ........................  $   6,700  $    6,643,988

GSAMP Trust 05-HE4N, N1 144A
5.50%, 7/25/45(b) ................................      1,618       1,603,821

GSAMP Trust 05-S1 B3 6.75%, 12/25/34(c) ..........      2,510       2,359,400

Home Equity Asset Trust 06-7N A 144A
6%, 2/25/37(b) ...................................      4,261       4,203,446

Hyundai Auto Receivables Trust 06-A D
5.52%, 11/15/12 ..................................      3,900       3,908,140

Indymac Manufactured Housing Contract 98-1,
A3 6.37%, 9/25/28 ................................      3,140       3,104,891

Long Beach Auto Receivables Trust 04-A,
A2 2.841%, 7/15/10(c) ............................      2,477       2,426,272

Long Grove Collateral Loan Obligation Ltd.
04-1A C 144A 7.80%, 5/25/16(b)(c) ................      1,600       1,625,500

Long Grove Collateral Loan Obligation Ltd.
04-1A D 144A 12.15%, 5/25/16(b)(c) ...............        500         528,281

M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11 ........      2,500       2,449,041

MASTR Alternative Net Interest Margin 06-6,
N1 144A 6.326%, 9/26/46(b)(c) ....................      3,720       3,654,107

MMCA Automobile Trust 02-1 C 6.20%, 1/15/10 ......      6,831       6,807,942

Renaissance Home Equity Loan Trust 05-1,
AF2 4.263%, 5/25/35(c) ...........................      1,576       1,566,556

Renaissance Home Equity Loan Trust 05-3,
AF4 5.14%, 11/25/35(c) ...........................      5,380       5,348,717

Renaissance Home Equity Loan Trust 06-1,
M1 6.063%, 5/25/36(c) ............................      4,000       4,036,393

Renaissance Home Equity Loan Trust 06-2,
AF4 6.115%, 8/25/36(c) ...........................      5,640       5,725,481

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.882%, 3/25/35(c) ....................      3,852       3,874,378

Soundview Home Equity Loan Trust 05-CTX1,
A3 5.322%, 11/25/35(c) ...........................      3,900       3,887,449

Structured Asset Securities Corp. 05-7XS, 1A2B
5.27%, 4/25/35(c) ................................      7,161       7,144,784

Taganka Car Loan Finance plc 06-1A A 144A
6.337%, 11/14/13(b)(c) ...........................      2,300       2,300,000

Vanderbuilt Acquisition Loan Trust 02-1,
A3 5.70%, 9/7/23 .................................        400         400,512

Wachovia Auto Loan Owner Trust 06-2A E 144A
7.05%, 5/20/14(b) ................................      5,000       5,000,000
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $144,186,401)                                    144,193,729
-----------------------------------------------------------------------------

34                      See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------  --------------
DOMESTIC CORPORATE BONDS--18.4%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp. Series B
6.375%, 10/15/15 .................................  $   1,500  $    1,485,000

Northrop Grumman Corp. 4.079%, 11/16/06 ..........      2,000       1,998,970
                                                               --------------
                                                                    3,483,970
                                                               --------------
AGRICULTURAL PRODUCTS--0.0%
Corn Products International, Inc.
8.25%, 7/15/07 ...................................        500         507,459

AIRLINES--3.6%
American Airlines, Inc. 01-1 6.977%, 11/23/22 ....     18,081      17,459,849

Continental Airlines, Inc. 98-1 A 6.648%,
3/15/19 ..........................................      2,392       2,439,744

JetBlue Airways Corp. 04-1 9.64%, 3/15/08(c) .....      5,634       5,707,787
JetBlue Airways Corp. 04-2 C 8.505%, 5/15/10(c) ..      3,451       3,457,435
PBG Aircraft Trust 144A 6.765%, 10/1/12(b) .......      6,793       6,601,871
United Airlines, Inc. 00-2 7.032%, 4/1/12 ........      6,230       6,310,086
United Airlines, Inc. 01-1 6.071%, 9/1/14 ........     10,522      10,575,045
                                                               --------------
                                                                   52,551,817
                                                               --------------
ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Nuveen Investments, Inc. 5%, 9/15/10 .............      2,370       2,328,262

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
4.875%, 6/15/10 ..................................      1,150       1,122,785

DaimlerChrysler NA Holding Corp.
6.50%, 11/15/13 ..................................      1,800       1,860,214
                                                               --------------
                                                                    2,982,999
                                                               --------------
AUTOMOTIVE RETAIL--0.2%
Hertz Corp. 144A 8.875%, 1/1/14(b) ...............      2,595       2,724,750

BROADCASTING & CABLE TV--0.7%
Comcast Cable Communications, Inc.
6.20%, 11/15/08 ..................................      2,000       2,038,382

Comcast Corp. 4.95%, 6/15/16 .....................      1,000         937,391
COX Communications, Inc. 3.875%, 10/1/08 .........      1,000         970,372
COX Communications, Inc. 4.625%, 6/1/13(n) .......      5,620       5,246,096
PanAmSat Corp. 6.375%, 1/15/08 ...................      1,405       1,408,512
                                                               --------------
                                                                   10,600,753
                                                               --------------
BUILDING PRODUCTS--0.1%
Masco Corp. 4.625%, 8/15/07 ......................      1,125       1,114,543

CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc. 7.125%, 6/1/07 ......        500         502,325
Harrah's Operating Co., Inc. 5.50%, 7/1/10 .......      1,500       1,440,695
MGM MIRAGE 6.75%, 8/1/07 .........................        300         303,000
MGM MIRAGE 8.50%, 9/15/10 ........................      2,250       2,393,437
                                                               --------------
                                                                    4,639,457
                                                               --------------

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------  --------------
COMMODITY CHEMICALS--0.2%
Lyondell Chemical Co. 9.50%, 12/15/08 ............  $   1,767  $    1,822,219
Lyondell Chemical Co. 8%, 9/15/14 ................      1,570       1,613,175
                                                               --------------
                                                                    3,435,394
                                                               --------------
CONSUMER FINANCE--2.0%
Ford Motor Credit Co. 6.50%, 1/25/07 .............         66          65,939
Ford Motor Credit Co. 8.466%, 11/2/07(c) .........      1,560       1,582,052
Ford Motor Credit Co. 6.625%, 6/16/08 ............      1,100       1,079,639
Ford Motor Credit Co. 9.875%, 8/10/11 ............      2,080       2,151,325
Ford Motor Credit Co. 9.824%, 4/15/12(c) .........      3,389       3,528,796
General Electric Capital Corp. 6.125%, 2/22/11 ...      3,000       3,114,270
GMAC LLC 6.539%, 9/23/08(c) ......................      2,000       2,000,864
GMAC LLC 6.875%, 9/15/11 .........................      2,805       2,827,140
GMAC LLC 6.75%, 12/1/14 ..........................        900         893,663
HSBC Finance Corp. 4.125%, 11/16/09 ..............      2,000       1,939,930
MBNA Corp. 4.625%, 9/15/08 .......................      2,300       2,275,425
SLM Corp. 5.60%, 2/1/10(c) .......................      8,000       7,604,160
                                                               --------------
                                                                   29,063,203
                                                               --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp. 4.875%, 12/15/09 .................      3,000       2,937,348

DIVERSIFIED BANKS--0.1%
Wells Fargo & Co. 3.125%, 4/1/09 .................      1,500       1,433,973

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp.
4.75%, 1/13/12 ...................................      1,120       1,090,764

DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold, Inc.
(Indonesia) 6.875%, 2/1/14(d) ....................      5,000       5,000,000

EDUCATION SERVICES--0.1%
Harvard University 8.125%, 4/15/07 ...............      1,000       1,012,230

ELECTRIC UTILITIES--0.9%
Consumers Energy Co. Series H 4.80%, 2/17/09 .....      2,000       1,975,512
Entergy Gulf States, Inc. 3.60%, 6/1/08 ..........      3,500       3,399,987

MSW Energy Holdings II LLC/MSW Energy
Finance Co. II, Inc. Series B 7.375%, 9/1/10 .....      1,500       1,530,000

MSW Energy Holdings LLC/MSW Energy
Finance Co., Inc. 8.50%, 9/1/10 ..................      1,500       1,560,000

PPL Capital Funding Trust I Series A
4.33%, 3/1/09 ....................................      4,250       4,140,635
                                                               --------------
                                                                   12,606,134
                                                               --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc. Series B
5.75%, 2/15/11 ...................................      2,200       2,128,500

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
IMC Global, Inc. 10.875%, 8/1/13 .................      1,000       1,143,750

                        See Notes to Financial Statements                     35

Phoenix Multi-Sector Short Term Bond Fund

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------  --------------
FOOD RETAIL--0.3%
Kroger Co. (The) 8.05%, 2/1/10 ...................  $   1,000  $    1,075,922
Safeway, Inc. 4.125%, 11/1/08 ....................      2,000       1,950,530
Safeway, Inc. 6.50%, 11/15/08 ....................      1,000       1,021,563
                                                               --------------
                                                                    4,048,015
                                                               --------------
HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International, Inc.
6.125%, 7/1/15 ...................................      2,125       2,119,688

HEALTH CARE FACILITIES--0.2%
HCA, Inc. 5.25%, 11/6/08 .........................      3,500       3,508,750

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc. 7.25%, 8/15/13 ......      1,000       1,086,442

HOMEBUILDING--0.2%
Horton (D.R.), Inc. 4.875%, 1/15/10 ..............      2,500       2,442,550

INTEGRATED OIL & GAS--0.1%
Texaco Capital, Inc. 5.50%, 1/15/09 ..............      1,035       1,047,561

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
AT&T Corp. 7.30%, 11/15/11 .......................      2,200       2,394,335
Citizens Communications Co. 9.25%, 5/15/11 .......      2,500       2,784,375
                                                               --------------
                                                                    5,178,710
                                                               --------------
INVESTMENT BANKING & BROKERAGE--0.3%
Goldman Sachs Group, Inc. 4.75%, 7/15/13 .........      3,958       3,820,634

LIFE & HEALTH INSURANCE--0.2%
Principal Life Global Funding I 144A
4.40%, 10/1/10(b) ................................      1,500       1,452,381

Protective Life Secured Trust 5.32%, 5/10/10(c) ..      1,000         952,200
                                                               --------------
                                                                    2,404,581
                                                               --------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Fisher Scientific International, Inc.
6.75%, 8/15/14 ...................................        985       1,008,394

MANAGED HEALTH CARE--0.1%
Cigna Corp. 7.40%, 5/15/07 .......................      2,000       2,018,864

MORTGAGE REIT'S--0.4%
iStar Financial, Inc. 144A 5.95%, 10/15/13(b) ....      5,725       5,764,107

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12 .................      1,500       1,592,434
Viacom, Inc. 5.75%, 4/30/11 ......................      1,800       1,802,241
                                                               --------------
                                                                    3,394,675
                                                               --------------
MULTI-LINE INSURANCE--0.1%
ASIF Global Financing XXIII 144A
3.90%, 10/22/08(b) ...............................      2,000       1,952,814

MULTI-UTILITIES--0.1%
Pacific Gas & Electric Co. 3.60%, 3/1/09 .........      2,000       1,930,498

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------  --------------
OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc. 6.50%, 8/15/11 ...................  $   2,825  $    2,874,378

OIL & GAS EQUIPMENT & SERVICES--0.2%
Halliburton Co. 5.50%, 10/15/10 ..................      1,225       1,233,514
Hanover Compressor Co. 7.50%, 4/15/13 ............      1,000       1,007,500
                                                               --------------
                                                                    2,241,014
                                                               --------------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
Chesapeake Energy Corp. 7.625%, 7/15/13 ..........      3,540       3,686,025
Denbury Resources, Inc. 7.50%, 4/1/13 ............      1,000       1,010,000
                                                               --------------
                                                                    4,696,025
                                                               --------------
OIL & GAS REFINING & MARKETING--0.5%
Premcor Refining Group, Inc. (The)
9.25%, 2/1/10 ....................................      2,000       2,110,010

Premcor Refining Group, Inc. (The)
6.125%, 5/1/11 ...................................      3,800       3,882,817

Valero Energy Corp. 6.125%, 4/15/07 ..............      1,700       1,703,769
                                                               --------------
                                                                    7,696,596
                                                               --------------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
ONEOK Partners LP 5.90%, 4/1/12 ..................      1,915       1,942,457
Williams Cos., Inc. (The) 7.125%, 9/1/11 .........      2,500       2,593,750
                                                               --------------
                                                                    4,536,207
                                                               --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Bank of America Corp. 7.40%, 1/15/11 .............      3,000       3,247,692

Bosphorus Financial Services Ltd. 144A
7.205%, 2/15/12(b)(c) ............................      2,000       1,985,440

ERAC USA Finance Co. 144A 5.30%, 11/15/08(b) .....      2,385       2,378,656

MassMutual Global Funding II 144A
3.50%, 3/15/10(b) ................................      1,750       1,668,947
                                                               --------------
                                                                    9,280,735
                                                               --------------
PACKAGED FOODS & MEATS--0.2%
Dean Foods Co. 6.625%, 5/15/09 ...................      3,345       3,386,812

PAPER PACKAGING--0.2%
Packaging Corporation of America
4.375%, 8/1/08 ...................................      3,000       2,946,579

PAPER PRODUCTS--0.3%
Bowater, Inc. 8.39%, 3/15/10(c) ..................      4,850       4,922,750

PROPERTY & CASUALTY INSURANCE--0.1%
Berkley (WR) Corp. 5.125%, 9/30/10 ...............      2,000       1,981,888

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Colonial Realty LP 4.80%, 4/1/11 .................      5,000       4,816,680

36                      See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------  --------------
RETAIL REIT'S--0.7%
Heritage Property Investment Trust
4.50%, 10/15/09 ..................................  $   2,750  $    2,685,386

Kimco Realty Corp. 4.82%, 8/15/11 ................      1,100       1,076,595
Simon Property Group LP 4.60%, 6/15/10 ...........      3,825       3,745,333
Simon Property Group LP 5.60%, 9/1/11 ............      1,925       1,946,381
                                                               --------------
                                                                    9,453,695
                                                               --------------
SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10 ..................      3,500       3,435,005

SPECIALIZED REIT'S--0.0%
Ventas Realty LP/Ventas Capital Corp.
6.75%, 6/1/10 ....................................        250         258,125

SPECIALTY CHEMICALS--0.1%
Lubrizol Corp. 4.625%, 10/1/09 ...................      1,750       1,717,991

THRIFTS & MORTGAGE FINANCE--0.4%
Countrywide Home Loans, Inc. 5.625%, 7/15/09 .....      4,000       4,039,040
Golden West Financial Corp. 4.125%, 8/15/07 ......      1,000         989,679
                                                               --------------
                                                                    5,028,719
                                                               --------------
TOBACCO--0.6%
Philip Morris Capital Corp. 7.50%, 7/16/09 .......      3,500       3,661,350
Reynolds American, Inc. 144A 7.25%, 6/1/13(b) ....      4,800       5,017,747
                                                               --------------
                                                                    8,679,097
                                                               --------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc.
6.50%, 2/15/12 ...................................      1,870       1,832,600

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series F
5.95%, 3/15/14 ...................................      4,140       4,065,281
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $266,939,520)                                    266,361,766
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--22.6%

Adjustable Rate Mortgage Trust 05-3, 2A1
4.701%, 7/25/35(c) ...............................      3,983       3,958,114

Asset Securitization Corp. 96-D3, A1C
7.40%, 10/13/26 ..................................        325         335,154

Bank of America Large Loan 06-LAQ H 144A
6%, 2/9/21(b)(c) .................................      4,000       4,014,426

Bear Stearns Asset Backed Securities Net
Interest Margin 03-HE1N, N2 144A
6.50%, 1/25/34(b) ................................      2,371       2,337,005

Bear Stearns Asset Backed Securities Net
Interest Margin 04-HE1N, A2 144A
5.50%, 2/25/34(b) ................................      3,300       3,207,188

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------  --------------
Bear Stearns Asset Backed Securities Net
Interest Margin 04-HE5N, A3 5%, 7/25/34 ..........  $      84  $       84,482

Bear Stearns Commercial Mortgage Securities
04-ESA J 144A 5.817%, 5/14/16(b) .................      8,510       8,577,306

Bear Stearns Structured Products, Inc.
04-15, A2 P.O. 144A 0%, 11/27/34(b) ..............      7,461       7,021,620

Bear Stearns Structured Products, Inc.
04-5 A P.O. 144A 0%, 2/25/34(b) ..................      1,344       1,282,567

Bear Stearns Structured Products, Inc.
04-6 P.O. 0%, 2/25/34 ............................        915         891,697

Bear Stearns Structured Products, Inc.
05-10 144A 7.83%, 4/26/35(b)(c) ..................      5,201       5,174,534

Bear Stearns Structured Products, Inc.
05-20N A 144A 8.82%, 10/25/45(b)(c) ..............      4,861       4,903,865

Bear Stearns Structured Products, Inc.
06-2, 2A1 144A 8.32%, 3/27/46(b)(c) ..............      3,037       3,059,558

Centex Home Equity 05-A, AF4
4.72%, 10/25/31(c) ...............................      3,750       3,667,031

Chase Mortgage Finance Corp. 04-S1 M
5.098%, 2/25/19(c) ...............................      2,139       2,097,813

Chase Mortgage Finance Corp. 04-S3,
3A1 6%, 3/25/34 ..................................      4,484       4,477,935

Chase Mortgage Finance Corp. 06-A1, 4A1
6.072%, 9/25/36(c) ...............................     13,510      13,551,929

Citigroup Mortgage Loan Trust, Inc. 06-FX1,
A4 6.081%, 10/25/36(c) ...........................      7,000       6,999,720

Citigroup Mortgage Loan Trust, Inc. 06-WF1,
A2B 5.536%, 3/25/36(c) ...........................      2,000       1,995,530

Countrywide Home Loan Mortgage Pass-Through
Trust 02-34, B2 5.75%, 1/25/33 ...................      1,695       1,681,184

Countrywide Home Loan Mortgage Pass-Through
Trust 02-36, B2 6%, 1/25/33 ......................      1,695       1,690,733

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 ..................      6,710       6,687,673

Credit-Based Asset Servicing and Securitization
05-CB6, A3 5.12%, 7/25/35(c) .....................      6,000       5,966,291

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ...............................      6,000       5,872,387

CS First Boston Mortgage Securities Corp.
01-CK1, A2 6.25%, 12/18/35 .......................        475         478,007

CS First Boston Mortgage Securities Corp.
04-1, 1A1 5.75%, 2/25/34 .........................      2,196       2,188,329

CS First Boston Mortgage Securities Corp.
05-12, 6A1 6%, 1/25/36 ...........................      6,510       6,497,560

                        See Notes to Financial Statements                     37

Phoenix Multi-Sector Short Term Bond Fund
                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------  --------------
CS First Boston Mortgage Securities Corp.
97-C2 B 6.72%, 1/17/35 ...........................  $   1,000  $    1,013,067

CS First Boston Mortgage Securities Corp.
98-C1 B 6.59%, 5/17/40 ...........................      1,200       1,224,749

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 ..............................        145         147,193

First Horizon Mortgage Pass-Through Trust
04-AR4, 2A1 4.385%, 8/25/34(c) ...................      3,561       3,535,401

First Horizon Mortgage Pass-Through Trust
05-AR1, 2A1 5.019%, 4/25/35(c) ...................      4,260       4,253,408

First Horizon Mortgage Pass-Through Trust
03-2, 1A12 5.75%, 4/25/33 ........................      3,920       3,896,731

First Plus Home Loan Trust 97-3, M2
7.52%, 11/10/23 ..................................         62          62,200

Global Signal Trust 06-1, A2 144A
5.45%, 2/15/36(b) ................................      6,000       6,022,854

GMAC Commercial Mortgage Securities, Inc.
97-C2, A3 6.566%, 4/15/29 ........................        481         483,799

Greenwich Structured ARM Products 05-4A,
N1 144A 8.326%, 7/27/45(b)(c) ....................      2,570       2,561,383

GS Mortgage Securities Corp. II 99-C1,
A2 6.11%, 11/18/30(c) ............................        194         196,288

GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b) ..........        415         413,933

GSR Mortgage Loan Trust 05-AR6, 3A1
4.56%, 9/25/35(c) ................................      6,930       6,838,777

Harborview Mortgage Loan Trust 05-15, B8
7.075%, 10/20/45(c) ..............................      4,637       4,582,379

Harborview Mortgage Loan Trust 05-9, B-10
7.08%, 6/20/35(c) ................................      5,799       5,723,138

Harborview Net Interest Margin Corp. 06-7A, N1
144A 6.409%, 9/19/36(b) ..........................      2,751       2,748,024

Indymac Index Mortgage Loan Trust 05-AR8, B4
7.07%, 4/25/35(c) ................................      5,309       4,977,303

Indymac Index Mortgage Loan Trust 06-AR25,
3A1 6.41%, 9/25/36(c) ............................      5,914       6,029,242

JPMorgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%, 3/15/33 ......        500         517,475

JPMorgan Mortgage Trust 05-S3, 1A12
6%, 1/25/36 ......................................      3,977       3,944,511

JPMorgan Mortgage Trust 06-A1, B1
5.417%, 2/25/36(c) ...............................      7,732       7,627,537

                                                    PAR VALUE
                                                      (000)        VALUE
                                                    ---------  --------------
MASTR Alternative Loans Trust 05-5, 3A1
5.75%, 8/25/35 ...................................  $   8,530  $    8,507,754

MASTR Alternative Net Interest Margin Trust
05-CW1A, N1 144A 6.75%, 12/26/35(b) ..............      2,462       2,418,744

MASTR Resecuritization Trust 04-2 144A
5.25%, 3/28/34(b) ................................      3,935       3,629,758

MASTR Resecuritization Trust 04-3 144A
5%, 3/28/34(b) ...................................      2,409       2,202,704

MASTR Resecuritization Trust 05-1 144A
5%, 10/28/34(b) ..................................      2,943       2,777,638

MASTR Resecuritization Trust 05-2 144A
4.75%, 3/28/34(b) ................................      2,308       2,139,645

MASTR Resecuritzation Trust 05-4CI, N2 144A
8.328%, 4/26/45(b)(c) ............................      3,250       3,239,844

Merrill Lynch Mortgage Investors, Inc. 06-A1 M2
6.028%, 3/25/36(c) ...............................      3,688       3,643,448

MLCC Mortgage Investors, Inc. 06-3, 2A1
6.129%, 10/25/36(c) ..............................      8,040       8,105,325

Morgan Stanley Mortgage Loan Trust
05-5AR, 4A1 5.539%, 9/25/35(c) ...................      2,728       2,720,643

Nationstar Net Interest Margin Trust 06-1, N1
144A 7.75%, 6/25/36(b) ...........................      3,199       3,198,837

PNC Mortgage Acceptance Corp. 00-C2, A2
7.30%, 10/12/33 ..................................        250         265,942

RAAC Series 05-SP1, 1A1 5%, 9/25/34 ..............      3,903       3,738,638

Residential Accredit Loans, Inc. 05-Q04, B1
7.07%, 12/25/45(c) ...............................      4,177       3,182,717

Residential Accredit Loans, Inc. 05-QA4, A5
5.459%, 4/25/35(c) ...............................      9,314       9,284,078

Residential Funding Mortgage Securities II, Inc.
05-HI2, A3 4.46%, 5/25/35 ........................      5,445       5,373,716

Residential Funding Mortgage Security I
06-S4, A2 6%, 4/25/36 ............................      9,438       9,526,967

SBA CMBS Trust 5.451%, 11/15/11 ..................      2,875       2,874,900

Structured Asset Securities Corp. 03-32, 1A1
5.23%, 11/25/33(c) ...............................      4,994       4,839,051

Structured Asset Securities Corp. 05-1,
6A1 6%, 2/25/35 ..................................      5,434       5,419,205

Wachovia Mortgage Loan Trust LLC 06-A, B1
5.433%, 5/20/36(c) ...............................      3,455       3,416,402

Washington Mutual, Inc. 00-1, M3
7.07%, 1/25/40(c) ................................        885         889,464

Wells Fargo Mortgage Backed Securities Trust
04-R, 2A1 4.356%, 9/25/34(c) .....................      6,304       6,175,809

38                      See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                                  PAR VALUE
                                                    (000)          VALUE
                                                  ---------    --------------
Wells Fargo Mortgage Backed Securities
Trust 05-14, 2A1 5.50%, 12/25/35 ...............  $  11,751    $   11,482,577

Wells Fargo Mortgage Backed Securities
Trust 05-5, 1A1 5%, 5/25/20 ....................      8,233         8,047,756

Wells Fargo Mortgage Backed Securities
Trust 05-AR10, 2A16 4.11%, 6/25/35(c) ..........      5,000         4,900,047

Wells Fargo Mortgage Backed Securities
Trust 05-AR16, 6A3 5%, 10/25/35(c) .............      9,203         9,109,753

Wells Fargo Mortgage Backed Securities
Trust 06-AR2, B1 5.106%, 3/25/36(c) ............     13,983        13,620,408

Wells Fargo Mortgage Backed Securities
Trust 06-11, A8 6%, 9/25/36 ....................      6,912         6,867,782
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $328,373,490)                                    327,098,582
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--16.4%

ARGENTINA--0.3%
Republic of Argentina PIK Interest
Capitalization 8.28%, 12/31/33 .................      4,266         4,306,949

AUSTRALIA--1.3%
Commonwealth of Australia Series 1106
6.75%, 11/15/06 ................................     20,162(f)     15,614,250

Commonwealth of Australia Series 909
7.50%, 9/15/09 .................................      4,415(f)      3,548,311
                                                               --------------
                                                                   19,162,561
                                                               --------------
BRAZIL--2.8%
Federative Republic of Brazil 9.25%, 10/22/10 ..      4,608         5,218,560
Federative Republic of Brazil 10.50%, 7/14/14 ..     11,305        14,323,435
Federative Republic of Brazil 7.875%, 3/7/15 ...      2,820         3,130,200
Federative Republic of Brazil 12.50%, 1/5/16 ...     36,326(g)     17,302,134
                                                               --------------
                                                                   39,974,329
                                                               --------------
BULGARIA--0.1%
Republic of Bulgaria RegS 8.25%, 1/15/15(e) ....      1,225         1,451,625

CANADA--0.3%
Commonwealth of Canada 3.75%, 6/1/08 ...........      5,270(h)      4,673,567

CHILE--0.6%
Republic of Chile 5.625%, 7/23/07 ..............      1,250         1,251,875
Republic of Chile 5.776%, 1/28/08(c) ...........      4,000         4,008,000
Republic of Chile 7.125%, 1/11/12 ..............      3,000         3,247,500
                                                               --------------
                                                                    8,507,375
                                                               --------------
COLOMBIA--0.7%
Republic of Colombia 9.75%, 4/23/09 ............      3,500         3,846,500
Republic of Colombia 10%, 1/23/12 ..............      3,000         3,534,000
Republic of Columbia 7.216%, 11/16/15(c) .......      2,900         3,004,400
                                                               --------------
                                                                   10,384,900
                                                               --------------

                                                  PAR VALUE
                                                    (000)          VALUE
                                                  ---------    --------------
COSTA RICA--0.3%
Republic of Costa Rica 144A 9%, 3/1/11(b) ......  $   4,000    $    4,450,000

GERMANY--0.8%
Federal Republic of Germany 144A
3.25%, 4/17/09(b) ..............................      9,246(i)     11,690,170

INDONESIA--0.2%
Republic of Indonesia 144A 6.75%, 3/10/14(b) ...      2,820         2,904,600

MEXICO--1.6%
United Mexican States 8.375%, 1/14/11 ..........      5,050         5,650,950
United Mexican States 7.50%, 1/14/12 ...........      6,000         6,591,000
United Mexican States 6.625%, 3/3/15 ...........      5,815         6,239,495

United Mexican States Series MI10
9.50%, 12/18/14 ................................     42,540(j)      4,312,580
                                                               --------------
                                                                   22,794,025
                                                               --------------
NEW ZEALAND--0.5%
Commonwealth of New Zealand Series 1106
8%, 11/15/06 ...................................     10,116(k)      6,777,836

PHILIPPINES--1.5%
Republic of Philippines 8.375%, 3/12/09 ........      8,610         9,126,600
Republic of Philippines 8.375%, 2/15/11 ........      6,135         6,694,819
Republic of Philippines 9%, 2/15/13 ............      5,050         5,782,250
                                                               --------------
                                                                   21,603,669
                                                               --------------
RUSSIA--1.1%
Russian Federation RegS 10%, 6/26/07(e) ........      3,750         3,854,625
Russian Federation RegS 8.25%, 3/31/10(e) ......     11,539        12,084,287
                                                               --------------
                                                                   15,938,912
                                                               --------------
SOUTH AFRICA--0.2%
Republic of South Africa Series R194
10%, 2/28/08 ...................................     20,850(l)      2,874,669

THAILAND--0.2%
Kingdom of Thailand Series R042 4.80%, 4/9/10 ..    128,500(m)      3,477,099

TURKEY--1.9%
Republic of Turkey 10.50%, 1/13/08 .............      8,600         9,099,660
Republic of Turkey 11.75%, 6/15/10 .............      7,570         8,923,137
Republic of Turkey 11.50%, 1/23/12 .............      5,975         7,285,318
Republic of Turkey RegS 10%, 9/19/07(e) ........      2,000         2,075,460
                                                               --------------
                                                                   27,383,575
                                                               --------------
UKRAINE--0.0%
Republic of Ukraine RegS 11%, 3/15/07(e) .......        467           476,159

VENEZUELA--2.0%
Republic of Venezuela RegS 5.375%, 8/7/10(e) ...     29,307        28,501,057
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $232,038,563)                                    237,333,077
-----------------------------------------------------------------------------

                        See Notes to Financial Statements                     39

Phoenix Multi-Sector Short Term Bond Fund

                                                  PAR VALUE
                                                    (000)          VALUE
                                                  ---------    --------------
FOREIGN CORPORATE BONDS(d) --7.1%

BERMUDA--0.1%
Intelsat Bermuda Ltd. 10.484%, 1/15/12(c) ......  $   2,000    $    2,037,500

BRAZIL--0.4%
Banco do Brasil Cayman 144A 8.50%, 9/20/14(b) ..      4,800         5,412,000

CANADA--0.1%
Rogers Wireless Communications, Inc.
8%, 12/15/12 ...................................        700           743,750

Thomson Corp. (The) 4.25%, 8/15/09 .............      1,000           972,787
                                                               --------------
                                                                    1,716,537
                                                               --------------
CHILE--0.2%
Empresa Nacional de Electricidad SA
7.75%, 7/15/08 .................................      3,449         3,570,791

CHINA--0.2%
NXP BV/NXP Funding LLC 144A
8.118%, 10/15/13(b)(c) .........................      3,040         3,081,800

GERMANY--1.1%
Aries Vermoegensverwaltung GmbH 144A
6.919%, 10/25/07(b)(c) .........................      1,250(i)      1,645,639

Aries Vermoegensverwaltung GmbH 144A
7.75%, 10/25/09(b) .............................      1,500(i)      2,122,660

Aries Vermoegensverwaltung GmbH RegS
9.60%, 10/25/14(e) .............................      5,000         6,436,865

Deutsche Bank AG NY Series GS
5.62%, 3/22/12(c) ..............................      5,000         4,714,000

Deutsche Telekom International Finance BV
8%, 6/15/10 ....................................      1,000         1,091,561
                                                               --------------
                                                                   16,010,725
                                                               --------------
HONG KONG--0.1%
Hutchison Whampoa International Ltd. 144A
5.45%, 11/24/10(b) .............................      2,000         2,012,348

INDIA--0.5%
ICICI Bank Ltd. 144A 5.75%, 11/16/10 (b) .......      4,775         4,776,910
Vedanta Resources plc 144A 6.625%, 2/22/10(b) ..      2,620         2,586,236
                                                               --------------
                                                                    7,363,146
                                                               --------------
KAZAKHSTAN--0.4%
Kazkommerts International BV 144A
7.875%, 4/7/14(b) ..............................      1,000         1,033,750

Kazkommerts International BV 144A
10.125%, 5/8/07(b) .............................      2,750         2,811,875

TuranAlem Finance BV 144A 7.875%, 6/2/10(b) ....      1,500         1,547,250
                                                               --------------
                                                                    5,392,875
                                                               --------------

                                                  PAR VALUE
                                                    (000)          VALUE
                                                  ---------    --------------
MALAYSIA--0.2%
Malaysia International Shipping Corp.
Capital Ltd. 144A 5%, 7/1/09(b) ................  $   2,800    $    2,787,288

MEXICO--0.5%
America Movil S.A. de C.V. 6.005%, 4/27/07(c) ..      3,000         3,006,600
America Movil S.A. de C.V. 4.125%, 3/1/09 ......      1,250         1,217,169

Pemex Project Funding Master Trust
6.125%, 8/15/08 ................................      1,000         1,009,000

Pemex Project Funding Master Trust 144A
6.69%, 6/15/10(b)(c) ...........................      1,500         1,539,750
                                                               --------------
                                                                    6,772,519
                                                               --------------
PHILIPPINES--0.1%
Philippine Long Distance Telephone Co.
7.85%, 3/6/07 ..................................      1,000         1,008,750

POLAND--0.2%
Telekomunikacja Polska SA Finance BV 144A
7.75%, 12/10/08(b) .............................      2,700         2,820,072

QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
3.437%, 9/15/09(b) .............................      2,833         2,749,358

RUSSIA--0.9%
Gazprom International SA 144A
7.201%, 2/1/20(b) ..............................      3,000         3,151,500

Gazprom OAO 144A (Gazstream SA)
5.625%, 7/22/13(b) .............................      7,665         7,630,993

Gazprom RegS (Morgan Stanley AG)
9.625%, 3/1/13(e) ..............................      1,900         2,252,640
                                                               --------------
                                                                   13,035,133
                                                               --------------
SINGAPORE--0.5%
Chartered Semiconductor Manufacturing Ltd.
5.75%, 8/3/10 ..................................      7,100         7,069,072

SOUTH KOREA--0.5%
Chohung Bank 144A 4.50%, 11/3/14(b)(c) .........        565           545,084
Export-Import Bank of Korea 4.50%, 8/12/09 .....      1,355         1,329,076
Korea Development Bank 4.25%, 11/13/07 .........      1,000           988,861
Korea Development Bank 3.875%, 3/2/09 ..........      3,000         2,909,358

Korea Electric Power Corp.144A 4.25%,
9/12/07(b) .....................................      1,500         1,485,671
                                                               --------------
                                                                    7,258,050
                                                               --------------
UKRAINE--0.2%
Naftogaz Ukrainy 8.125%, 9/30/09 ...............      2,900         2,814,943

UNITED KINGDOM--0.1%
British Telecommunications plc 8.375%,
12/15/10 .......................................      1,500         1,684,701

40                      See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                                  PAR VALUE
                                                    (000)          VALUE
                                                  ---------    --------------
UNITED STATES--0.5%
Amvescap plc 4.50%, 12/15/09 ...................  $   2,750    $    2,684,734
Nova Chemicals Corp. 8.405%, 11/15/13(c) .......      4,409         4,508,203
                                                               --------------
                                                                    7,192,937
                                                               --------------
VENEZUELA--0.1%
Corp Andina de Fomento 5.20%, 5/21/13 ..........      1,000           983,762
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $102,806,859)                                    102,774,307
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.2%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
SCI Systems, Inc. Cv. 3%, 3/15/07 ..............      2,000         1,990,000

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc. Cv.
2.875%, 9/30/10 ................................      1,195         1,124,794
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $2,991,656)                                        3,114,794
-----------------------------------------------------------------------------

CREDIT LINKED NOTES--0.3%

OTHER FOREIGN GOVERNMENT--0.3%
Republic of Indonesia 11.341%, 6/15/09 .........      4,025         3,917,009
-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $4,025,000)                                        3,917,009
-----------------------------------------------------------------------------

LOAN AGREEMENTS(c)--9.0%

AIRPORT SERVICES--0.3%
Worldspan LP Tranche 6.95%, 2/11/10 ............      3,620         3,628,958

APPAREL RETAIL--0.3%
Hanesbrands, Inc. Tranche B 7.40%, 9/5/13 ......      1,694         1,708,823

HBI Branded Apparel Ltd, Inc. Tranche
5.40%, 4/15/14 .................................      1,885         1,936,837
                                                               --------------
                                                                    3,645,660
                                                               --------------
APPLICATION SOFTWARE--0.3%
Activant Solutions, Inc. Tranche 7.146%,
5/2/13 .........................................        995           990,025

Reynolds & Reynolds Co. (The)
7.88%, 10/24/12 ................................      3,001         3,019,756
                                                               --------------
                                                                    4,009,781
                                                               --------------
AUTO PARTS & EQUIPMENT--0.1%
Tenneco Automotive, Inc. Tranche B
8.13%, 12/12/10 ................................      1,118         1,119,558

                                                  PAR VALUE
                                                    (000)          VALUE
                                                  ---------    --------------
AUTOMOTIVE RETAIL--0.1%
Hertz Corp. Tranche 7.001%, 12/21/12 ...........  $     262    $      263,691
Hertz Corp. Tranche B 7.001%, 12/21/12 .........      1,775         1,787,903
                                                               --------------
                                                                    2,051,594
                                                               --------------
BROADCASTING & CABLE TV--0.9%
Charter Communications Operating LLC
Tranche 7.751%, 4/28/13 ........................      4,941         4,983,951

DIRECTV Holdings LLC Tranche B
6.46%, 4/13/13 .................................        564           564,516

Mediacom LLC Tranche C 6.649%, 1/31/15 .........      4,750         4,741,094
PanAmSat Corp. Tranche B 7.51%, 1/3/14 .........      2,955         2,984,550
                                                               --------------
                                                                   13,274,111
                                                               --------------
COMMODITY CHEMICALS--0.1%
Lyondell Chemical Co. Tranche 7.372%, 8/16/13 ..        750           753,750

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Solar Capital Corp. Tranche 6.276%, 2/11/13 ....      3,158         3,189,534

DEPARTMENT STORES--0.4%
Neiman-Marcus Group, Inc. (The) Tranche
6.706%, 4/6/13 .................................      6,309         6,364,702

DIVERSIFIED CHEMICALS--0.5%
Huntsman Corp. Tranche B 5.966%, 8/16/12 .......      3,507         3,506,995

INEOS Group Holdings plc Tranche B
7.621%, 2/1/14 .................................      1,500         1,509,375

INEOS Group Holdings plc Tranche C
8.121%, 2/1/15 .................................      1,500         1,509,375
                                                               --------------
                                                                    6,525,745
                                                               --------------
DIVERSIFIED METALS & MINING--0.0%
Compass Minerals Group, Inc. Tranche
6.03%, 12/22/12 ................................        544           544,329

ELECTRIC UTILITIES--0.1%
Astoria Generating Co. LP Tranche
6.88%, 2/23/13 .................................        320           322,195

Astoria Generating Co. LP Tranche
6.88%, 2/23/13 .................................      1,303         1,312,492
                                                               --------------
                                                                    1,634,687
                                                               --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste North America, Inc. Tranche
6.39%, 1/15/12 .................................      3,462         3,465,938

Allied Waste North America, Inc. Tranche A
6.795%, 1/15/12 ................................      1,373         1,374,904

                        See Notes to Financial Statements                     41

Phoenix Multi-Sector Short Term Bond Fund

                                                  PAR VALUE
                                                    (000)          VALUE
                                                  ---------    --------------
ENVIRONMENTAL & FACILITIES SERVICES--CONTINUED
Duratek, Inc. Tranche B 5.31%, 6/30/16 .........  $     435    $      439,064
EnergySolutions Tranche B 5.31%, 6/7/13 ........        948           957,162
EnviroCare Tranche C 5.31%, 6/30/16 ............         45            45,736
                                                               --------------
                                                                    6,282,804
                                                               --------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Mosaic Global Holdings, Inc. Tranche B
5.70%, 2/21/12 .................................      3,257         3,257,375

HEALTH CARE FACILITIES--0.4%
LifePoint Hospitals, Inc. Tranche B
5.825%, 4/15/12 ................................      5,397         5,370,373

HEALTH CARE SERVICES--0.6%
Davita, Inc. Tranche B 7.21%, 10/5/12 ..........      4,717         4,740,260

Fresenius Medical Care AG & Co. Tranche B
6.325%, 3/31/13 ................................      4,040         4,019,676
                                                               --------------
                                                                    8,759,936
                                                               --------------
HOTELS, RESORTS & CRUISE LINES--0.1%
Hilton Hotels Corp. Tranche B 6.374%, 2/22/13 ..      1,590         1,590,533

HOUSEWARES & SPECIALTIES--0.2%
Tupperware Brands Corp. Tranche B
6.88%, 12/1/12 .................................      3,504         3,486,443

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
Mirant North America LLC Tranche B
6.55%, 1/3/13 ..................................      1,265         1,265,437

NRG Energy, Inc. Tranche B 7.621%, 2/1/13 ......      8,899         8,943,123
                                                               --------------
                                                                   10,208,560
                                                               --------------
INTEGRATED TELECOMMUNICATION SERVICES--0.4%
NTELOS, Inc. Tranche B1 7.488%, 8/24/11 ........      5,344         5,370,606

OIL & GAS EXPLORATION & PRODUCTION--0.6%
Helix Energy Solutions Group, Inc. Tranche
5.162%, 7/1/13 .................................      8,628         8,639,031

PAPER PRODUCTS--0.8%
Georgia-Pacific Corp. Tranche A
6.88%, 12/20/10 ................................      1,733         1,734,666

Georgia-Pacific Corp. Tranche B
6.749%, 12/20/12 ...............................      4,739         4,762,883

Georgia-Pacific Corp. Tranche C
7.749%, 12/23/13 ...............................      1,030         1,042,875

NewPage Corp. Tranche B 7.20%, 5/2/11 ..........      4,551         4,585,107
                                                               --------------
                                                                   12,125,531
                                                               --------------

                                                  PAR VALUE
                                                    (000)          VALUE
                                                  ---------    --------------
PHOTOGRAPHIC PRODUCTS--0.3%
Eastman Kodak Co. Tranche B 7.21%, 10/18/12 ....  $   4,375    $    4,385,859

PUBLISHING--0.1%
Yell Group plc 0%, 8/30/13 .....................      1,925         1,937,031

RESTAURANTS--0.0%
Burger King Corp. Tranche B1 6.46%, 6/30/12 ....        394           394,036

SEMICONDUCTORS--0.2%
Advanced Micro Devices, Inc. Tranche B
0%, 10/24/13 ...................................      3,209         3,221,034

SPECIALTY CHEMICALS--0.1%
Johnson Diversey, Inc. Tranche B
7.041%, 12/16/11 ...............................      1,095         1,103,481

TOBACCO--0.1%
Reynolds American, Inc. Tranche
7.113%, 5/31/12 ................................        983           989,293

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc. Tranche 7.13%, 2/14/11 ....        676           679,490
United Rentals, Inc. Tranche B 7.13%, 2/14/11 ..        304           305,962
                                                               --------------
                                                                      985,452
                                                               --------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications, Inc. Tranche B
5.22%, 6/16/13 .................................      3,591         3,626,910

Crown Castle Operating Co. Tranche
5.271%, 6/1/14 .................................      1,920         1,929,788
                                                               --------------
                                                                    5,556,698
                                                               --------------

-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $130,375,175)                                    130,406,485
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $1,433,896,080)                                1,435,723,892
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.3%

COMMERCIAL PAPER(o)--1.3%
Bank of America Corp. 5.25%, 11/1/06 ...........  $     203    $      203,000

Goldman Sachs Group, Inc. (The)
5.25%, 11/1/06 .................................      5,000         5,000,000

Goldman Sachs Group, Inc. (The)
5.26%, 11/1/06 .................................        665           665,000

Lockhart Funding LLC 5.31%, 11/1/06 ............      9,885         9,885,000
Alpine Securitization Corp. 5.26%, 11/8/06 .....      3,530         3,526,389
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $19,279,389)                                      19,279,389
-----------------------------------------------------------------------------

42                      See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                                                   VALUE
                                                               --------------
TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $1,453,175,469)                                1,455,003,281(a)

Other assets and liabilities, net--(0.4)%                          (5,899,896)
                                                               --------------
NET ASSETS--100.0%                                             $1,449,103,385
                                                               ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,412,762 and gross depreciation of $9,073,923 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,454,664,442.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to a value of $230,315,112 or 15.9% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f)   Par value represents Australian Dollar.

(g)   Par value represents Brazilian Real.

(h)   Par value represents Canadian Dollar.

(i)   Par value represents Euro.

(j)   Par value represents Mexican Peso.

(k)   Par value represents New Zealand Dollar.

(l)   Par value represents South African Rand.

(m)   Par value represents Thailand Baht.

(n)   All or a portion segregated as collateral for forward currency contracts.

(o)   The rate shown is the discount rate.

                        See Notes to Financial Statements                     43

Phoenix Multi-Sector Short Term Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006

ASSETS
Investment securities at value
   (Identified cost $1,453,175,469)                             $ 1,455,003,281
Cash                                                                  8,042,556
Receivables
   Investment securities sold                                        15,734,200
   Interest                                                          14,341,216
   Fund shares sold                                                   9,665,978
Trustee retainer                                                          4,574
Unrealized appreciation on forward currency contracts                   171,366
Prepaid expenses                                                        113,725
                                                                ---------------
      Total assets                                                1,503,076,896
                                                                ---------------
LIABILITIES
Payables
   Investment securities purchased                                   45,572,109
   Fund shares repurchased                                            4,622,092
   Dividend distributions                                             1,742,926
   Investment advisory fee                                              650,508
   Distribution and service fees                                        458,477
   Transfer agent fee                                                   239,112
   Administration fee                                                   105,417
   Other accrued expenses                                               151,796
Unrealized depreciation on forward currency contracts                   431,074
                                                                ---------------
      Total liabilities                                              53,973,511
                                                                ---------------
NET ASSETS                                                      $ 1,449,103,385
                                                                ===============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $ 1,454,709,671
Undistributed net investment income                                   1,251,047
Accumulated net realized loss                                        (8,465,792)
Net unrealized appreciation                                           1,608,459
                                                                ---------------
NET ASSETS                                                      $ 1,449,103,385
                                                                ===============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,062,478,948)              224,256,084
Net asset value per share                                                 $4.74
Offering price per share $4.74/(1-2.25%)                                  $4.85

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $27,844,730)                   5,897,231
Net asset value and offering price per share                              $4.72

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $205,384,748)                 43,026,023
Net asset value and offering price per share                              $4.77

CLASS T
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $153,394,959)                 32,192,588
Net asset value and offering price per share                              $4.76

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2006

INVESTMENT INCOME
Interest                                                        $    83,770,092
Foreign taxes withheld                                                 (109,416)
                                                                ---------------
      Total investment income                                        83,660,676
                                                                ---------------
EXPENSES
Investment advisory fee                                               7,726,776
Service fees, Class A                                                 2,484,052
Distribution and service fees, Class B                                  224,661
Distribution and service fees, Class C                                1,228,822
Distribution and service fees, Class T                                1,760,150
Financial agent fee                                                     545,829
Administration fee                                                      444,842
Transfer agent                                                        1,874,463
Printing                                                                368,222
Custodian                                                               173,784
Registration                                                            110,310
Trustees                                                                 93,543
Professional                                                             52,493
Miscellaneous                                                           163,845
                                                                ---------------
      Total expenses                                                 17,251,792
Custodian fees paid indirectly                                         (112,172)
                                                                ---------------
      Net expenses                                                   17,139,620
                                                                ---------------
NET INVESTMENT INCOME (LOSS)                                         66,521,056
                                                                ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              (8,381,725)
Net realized gain (loss) on foreign currency transactions            (1,328,042)
Net change in unrealized appreciation (depreciation)
   on investments                                                    14,482,139
Net change in unrealized appreciation (depreciation)
   on foreign currency translation                                      161,618
                                                                ---------------
NET GAIN (LOSS) ON INVESTMENTS                                        4,933,990
                                                                ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                              $    71,455,046
                                                                ===============

44                      See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                       Year Ended         Year Ended
                                                                    October 31, 2006   October 31, 2005
                                                                    ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                     $    66,521,056    $    42,640,385
   Net realized gain (loss)                                              (9,709,767)        (5,878,253)
   Net change in unrealized appreciation (depreciation)                  14,643,757        (24,112,255)
                                                                    ---------------    ---------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           71,455,046         12,649,877
                                                                    ---------------    ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                       (43,782,866)       (22,135,909)
   Net investment income, Class B                                        (1,170,687)        (1,135,494)
   Net investment income, Class C                                       (10,060,118)       (10,274,096)
   Net investment income, Class T                                        (6,355,023)        (5,266,607)
   Net realized long-term gains, Class A                                         --           (241,938)
   Net realized long-term gains, Class B                                         --             (9,776)
   Net realized long-term gains, Class C                                         --            (86,750)
   Net realized long-term gains, Class T                                         --            (57,505)
   Tax return of capital, Class A                                                --         (2,350,578)
   Tax return of capital, Class B                                                --           (120,300)
   Tax return of capital, Class C                                                --         (1,088,308)
   Tax return of capital, Class T                                                --           (559,247)
                                                                    ---------------    ---------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS            (61,368,694)       (43,326,508)
                                                                    ---------------    ---------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (151,777,666 and 147,289,179
     shares, respectively)                                              713,453,990        702,351,544
   Net asset value of shares issued from reinvestment of
     distributions (7,324,686 and 3,484,040 shares, respectively)        34,423,123         16,587,908
   Cost of shares repurchased (109,181,485 and 53,526,824
     shares, respectively)                                             (511,744,030)      (255,099,438)
                                                                    ---------------    ---------------
Total                                                                   236,133,083        463,840,014
                                                                    ---------------    ---------------
CLASS B
   Proceeds from sales of shares (1,291,422 and 2,289,936
     shares, respectively)                                                6,045,234         10,899,471
   Net asset value of shares issued from reinvestment of
     distributions (170,098 and 138,823 shares, respectively)               796,966            659,902
   Cost of shares repurchased (2,608,836 and 2,300,999 shares,
     respectively)                                                      (12,207,902)       (10,971,197)
                                                                    ---------------    ---------------
Total                                                                    (5,365,702)           588,176
                                                                    ---------------    ---------------
CLASS C
   Proceeds from sales of shares (11,032,072 and 42,187,604
     shares, respectively)                                               52,247,417        203,249,037
   Net asset value of shares issued from reinvestment of
     distributions (1,521,861 and 1,593,775 shares, respectively)         7,207,044          7,654,116
   Cost of shares repurchased (32,038,258 and 30,355,657 shares,
     respectively)                                                     (151,593,132)      (145,786,924)
                                                                    ---------------    ---------------
Total                                                                   (92,138,671)        65,116,229
                                                                    ---------------    ---------------
CLASS T
   Proceeds from sales of shares (8,658,148 and 24,346,544
     shares, respectively)                                               40,930,640        117,013,182
   Net asset value of shares issued from reinvestment of
     distributions (815,816 and 422,549 shares, respectively)             3,858,502          2,021,867
   Cost of shares repurchased (18,718,394 and 8,067,986 shares,
     respectively)                                                      (88,443,462)       (38,647,117)
                                                                    ---------------    ---------------
Total                                                                   (43,654,320)        80,387,932
                                                                    ---------------    ---------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS             94,974,390        609,932,351
                                                                    ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS                                105,060,742        579,255,720

NET ASSETS
   Beginning of period                                                1,344,042,643        764,786,923
                                                                    ---------------    ---------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $1,251,047 AND $326,296,RESPECTIVELY)                          $ 1,449,103,385    $ 1,344,042,643
                                                                    ===============    ===============

                        See Notes to Financial Statements                     45

Phoenix Multi-Sector Short Term Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS A
                                             ---------------------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31
                                             ---------------------------------------------------------------
                                                2006           2005          2004       2003(3)   2002(2)(3)
Net asset value, beginning of period         $     4.70      $   4.83      $   4.78    $   4.56   $     4.58
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.22(6)       0.20(6)       0.21        0.22         0.25
   Net realized and unrealized gain (loss)         0.03         (0.12)         0.06        0.21        (0.02)
                                             ----------      --------      --------    --------   ----------
     TOTAL FROM INVESTMENT OPERATIONS              0.25          0.08          0.27        0.43         0.23
                                             ----------      --------      --------    --------   ----------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.21)        (0.19)        (0.22)      (0.21)       (0.25)
   Distributions from net realized gains             --            --(5)         --          --           --
   Tax return of capital                             --         (0.02)           --          --           --
                                             ----------      --------      --------    --------   ----------
     TOTAL DISTRIBUTIONS                          (0.21)        (0.21)        (0.22)      (0.21)       (0.25)
                                             ----------      --------      --------    --------   ----------
Change in net asset value                          0.04         (0.13)         0.05        0.22        (0.02)
                                             ----------      --------      --------    --------   ----------
NET ASSET VALUE, END OF PERIOD               $     4.74      $   4.70      $   4.83    $   4.78   $     4.56
                                             ==========      ========      ========    ========   ==========
Total return(1)                                    5.37%         1.64%         5.69%       9.68%        5.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $1,062,479      $819,283      $372,463    $229,020   $   83,665
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.04%         1.02%         1.03%       1.08%        1.23%
   Net investment income (loss)                    4.75%         4.24%         4.17%       4.28%        5.09%
Portfolio turnover                                   93%           83%           95%        135%         146%

                                                                          CLASS B
                                             ---------------------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31
                                             ---------------------------------------------------------------
                                                2006           2005          2004       2003(4)   2002(2)(4)
Net asset value, beginning of period         $     4.68      $   4.82      $   4.77    $   4.55   $     4.56
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.20(6)       0.18(6)       0.19        0.20         0.22
   Net realized and unrealized gain (loss)         0.02         (0.14)         0.05        0.21           --(5)
                                             ----------      --------      --------    --------   ----------
     TOTAL FROM INVESTMENT OPERATIONS              0.22          0.04          0.24        0.41         0.22
                                             ----------      --------      --------    --------   ----------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.18)        (0.16)        (0.19)      (0.19)       (0.23)
   Distributions from net realized gains             --            --(5)         --          --           --
   Tax return of capital                             --         (0.02)           --          --           --
                                             ----------      --------      --------    --------   ----------
     TOTAL DISTRIBUTIONS                          (0.18)        (0.18)        (0.19)      (0.19)       (0.23)
                                             ----------      --------      --------    --------   ----------
Change in net asset value                          0.04         (0.14)         0.05        0.22        (0.01)
                                             ----------      --------      --------    --------   ----------
NET ASSET VALUE, END OF PERIOD               $     4.72      $   4.68      $   4.82    $   4.77   $     4.55
                                             ==========      ========      ========    ========   ==========
Total return(1)                                    4.64%         1.12%         5.16%       9.17%        4.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $   27,845      $ 33,003      $ 33,325    $ 30,457   $   21,450
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.54%         1.51%         1.52%       1.58%        1.73%
   Net investment income                           4.24%         3.72%         3.68%       3.88%        4.62%
Portfolio turnover                                   93%           83%           95%        135%         146%

(1)  Sales charges are not reflected in the total return calculation.

(2) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 5.24% to 5.25% for Class A and from 4.77% to 4.79% for Class B. There was no effect on net investment income per share and net realized and unrealized gains and losses per share.

(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares had no impact on net investment income or net realized and unrealized gain (loss) per share for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.06% and 0.16% for the periods ended October 31, 2003 and 2002, respectively.

(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 and $0.01 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.06% and 0.17% for the periods ended October 31, 2003 and 2002, respectively.

(5)  Amount is less than $0.01.

(6)  Computed using average shares outstanding.

46                      See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS C
                                             ---------------------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31
                                             ---------------------------------------------------------------
                                                2006           2005          2004       2003(4)   2002(3)(4)
Net asset value, beginning of period         $     4.73      $   4.87      $   4.81    $   4.58   $     4.59
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.21(7)       0.19(7)       0.21        0.21         0.23
   Net realized and unrealized gain (loss)         0.02         (0.13)         0.05        0.22           --(6)
                                             ----------      --------      --------    --------   ----------
     TOTAL FROM INVESTMENT OPERATIONS              0.23          0.06          0.26        0.43         0.23
                                             ----------      --------      --------    --------   ----------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.19)        (0.18)        (0.20)      (0.20)       (0.24)
   Distributions from net realized gains             --            --(6)         --          --           --
   Tax return of capital                             --         (0.02)           --          --           --
                                             ----------      --------      --------    --------   ----------
     TOTAL DISTRIBUTIONS                          (0.19)        (0.20)        (0.20)      (0.20)       (0.24)
                                             ----------      --------      --------    --------   ----------
Change in net asset value                          0.04         (0.14)         0.06        0.23        (0.01)
                                             ----------      --------      --------    --------   ----------
NET ASSET VALUE, END OF PERIOD               $     4.77      $   4.73      $   4.87    $   4.81   $     4.58
                                             ==========      ========      ========    ========   ==========
Total return(1)                                    5.07%         1.15%         5.59%       9.60%        5.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $  205,385      $295,926      $238,854    $163,436   $   52,101
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.28%         1.26%         1.27%       1.33%        1.47%
   Net investment income                           4.48%         3.98%         3.92%       4.02%        4.78%
Portfolio turnover                                   93%           83%           95%        135%         146%

                                                                      CLASS T
                                             -----------------------------------------------------------
                                                      YEAR ENDED OCTOBER 31           FROM INCEPTION
                                              -------------------------------------   JUNE 2, 2003 TO
                                                2006           2005          2004    OCTOBER 31, 2003(5)
Net asset value, beginning of period         $     4.73      $   4.86      $   4.80      $   4.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.19(7)       0.17(7)       0.18          0.07
   Net realized and unrealized gain (loss)         0.01         (0.13)         0.06         (0.02)
                                             ----------      --------      --------      --------
     TOTAL FROM INVESTMENT OPERATIONS              0.20          0.04          0.24          0.05
                                             ----------      --------      --------      --------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.17)        (0.15)        (0.18)        (0.07)
   Distributions from net realized gains             --            --(6)         --            --
   Tax return of capital                             --         (0.02)           --            --
                                             ----------      --------      --------      --------
     TOTAL DISTRIBUTIONS                          (0.17)        (0.17)        (0.18)        (0.07)
                                             ----------      --------      --------      --------
Change in net asset value                          0.03         (0.13)         0.06         (0.02)
                                             ----------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD               $     4.76      $   4.73      $   4.86      $   4.80
                                             ==========      ========      ========      ========
Total return(1)                                    4.34%         0.84%         5.05%         1.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $  153,395      $195,830      $120,145      $ 26,646
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.79%         1.76%         1.78%         1.90%(2)
   Net investment income                           3.98%         3.48%         3.40%         3.06%
Portfolio turnover                                   93%           83%           95%          135%

(1)  Sales charges are not reflected in the total return calculation.

(2) The ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.

(3) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for Class C shares for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 4.93% to 4.95%. There was no effect on net investment income per share and net realized and unrealized gains and losses per share.

(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 and $0.01 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.01% and 0.17% for the periods ended October 31, 2003 and 2002, respectively.

(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class T shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 for the period ending October 31, 2003. The net investment income ratio for the period ending October 31, 2003 decreased by 0.15%.

(6)  Amount is less than $0.01.

(7)  Computed using average shares outstanding.

                        See Notes to Financial Statements                     47

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006

1. ORGANIZATION

     Phoenix Multi-Series Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

     Currently, three Funds are offered for sale (each a "Fund"). The Phoenix High Yield Securities Fund ("High Yield Securities Fund") is diversified and has a primary investment objective of high current income and a secondary investment objective of capital appreciation. The Phoenix Multi-Sector Fixed Income Fund ("Multi-Sector Fixed Income Fund") is diversified and has an investment objective to maximize current income while preserving capital. The Phoenix MultiSector Short Term Bond Fund ("Multi-Sector Short Term Bond Fund") is diversified and has an investment objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes.

     The Funds offer the following classes of shares for sale:

                                      Class A   Class B     Class C    Class T
                                      -------   -------     -------    -------
High Yield Securities Fund ..........    X        --           X         --
Multi-Sector Fixed Income Fund ......    X         X           X         --
Multi-Sector Short Term Bond Fund ...    X         X           X          X

     Class A shares of the High Yield Securities Fund and the Multi-Sector Fixed Income Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of the Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of up to 2.25%. Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares of the Multi-Sector Fixed Income Fund are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares of the Multi-Sector Short Term Bond Fund are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares of the High Yield Securities Fund and the Multi-Sector Fixed Income Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C shares of the Multi-Sector Short Term Bond Fund are sold with no sales charge. Class T shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees. In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At October 31, 2006, the total value of these securities represented approximately 3.8% and 7.0% of the net assets of the Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, respectively.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of October 31, 2006, the Funds evaluation of the impact that will result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. For the Multi-Sector Fixed Income Fund and the Multi-Sector Short Term Bond Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:

     Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At October 31, 2006, the Funds had entered into forward currency contracts as follows:

MULTI-SECTOR FIXED INCOME FUND

                                                                    Net
                                                                Unrealized
    Contract         In Exchange    Settlement                 Appreciation
   to Receive            for           Date         Value     (Depreciation)
---------------     -------------   ----------   ----------   --------------
JPY  85,623,375     USD   755,623     11/7/06    $  732,855   $      (22,768)
JPY  41,178,375     USD   363,003     11/9/06       352,550          (10,453)
JPY  40,555,200     USD   356,695    11/14/06       347,469           (9,226)
JPY 160,161,000     USD 1,500,000    11/16/06     1,372,631         (127,369)
                                                              --------------
                                                              $     (169,816)
                                                              ==============

MULTI-SECTOR SHORT TERM BOND FUND

                                                                    Net
                                                                Unrealized
    Contract         In Exchange    Settlement                 Appreciation
   to Receive            for           Date         Value     (Depreciation)
-----------------   -------------   ----------   ----------   --------------
JPY   845,297,020   USD 7,459,710     11/7/06    $7,234,936   $     (224,774)
JPY   441,981,225   USD 3,896,236     11/9/06     3,784,043         (112,193)
JPY   413,663,040   USD 3,638,293    11/14/06     3,544,186          (94,107)
JPY   395,227,000   USD 3,346,120     1/12/07     3,414,311           68,191
JPY 1,138,230,000   USD 9,745,120     1/24/07     9,848,295          103,175
                                                              --------------
                                                              $     (259,708)
                                                              ==============

JPY Japanese Yen        USD United States Dollar

I. LOAN AGREEMENTS:

     Each Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

J. SWAP AGREEMENTS:

     Each Fund may invest in swap agreements, including interest rate, index, total return, credit default and foreign currency exchange rate swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

     Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest or foreign currency (e.g. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

     Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

     Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian.

     Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

K. CREDIT LINKED NOTES:

     Each Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

L. WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS:

     Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                                  Fee
                                                  Rate
                                                  -----
High Yield Securities Fund ..................     0.65%

                                                 First $1     $1-2    Over $2
                                                 Billion    Billion   Billion
                                                 --------   -------   -------
Multi-Sector Fixed Income Fund ..............     0.55%      0.50%     0.45%
Multi-Sector Short Term Bond Fund ...........     0.55%      0.50%     0.45%

     The Adviser has contractually agreed to limit the High Yield Securities Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through February 28, 2007, so that such expenses do not exceed the following percentages of the average daily net asset values of the Fund:

                                                            Class A  Class C
                                                             Shares   Shares
                                                            -------  -------
High Yield Securities Fund ...............................   1.25%    2.00%

     The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

     Seneca Capital Management LLC ("Seneca") is the subadviser to the High Yield Securities Fund. Seneca is an indirect wholly-owned subsidiary of PNX. For its services to the Fund, Seneca is paid a fee by the Adviser at a rate equal to 50% of the gross investment management fee.

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended October 31, 2006, as follows:

                           Class A      Class B   Class C   Class T    Class A
                             Net       Deferred  Deferred  Deferred   Deferred
                           Selling       Sales     Sales     Sales      Sales
                         Commissions   Charges    Charges   Charges    Charges
                         -----------   --------  --------  --------   --------
High Yield
   Securities Fund ...     $ 1,114     $    --     $    1   $    --     $   --
Multi-Sector Fixed
   Income Fund .......      10,516      12,804      6,485        --         --
Multi-Sector Short
   Term Bond Fund ....      34,363      40,544         --    68,822      3,675

     In addition, each Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                        Class A   Class B   Class C   Class T
                                        -------   -------   -------   -------
High Yield Securities Fund .........     0.25%       --      1.00%       --
Multi-Sector Fixed Income Fund .....     0.25%     1.00%     1.00%       --
Multi-Sector Short Term Bond Fund ..     0.25%     0.75%     0.50%     1.00%

     Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     Effective July 1, 2006 PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Phoenix Funds within the Phoenix Funds Family.

     Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended October 31, 2006, the Trust incurred administration and/or financial agent fees totaling $1,141,825.

     PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as subtransfer agent. For the period ended October 31, 2006, transfer agent fees were $2,113,812 as reported in the Statements of Operations, of which PEPCO retained the following:

                                           Transfer Agent
                                            Fee Retained
                                           --------------
High Yield Securities Fund ..............      $     --
Multi-Sector Fixed Income Fund ..........        71,337
Multi-Sector Short Term Bond Fund .......       730,094

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

     At October 31, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                                  Aggregate
                                                                  Net Asset
                                                    Shares          Value
                                                  ---------      -----------
High Yield Securities Fund
   Class A ..............................         2,016,217      $20,101,683
   Class C ..............................           106,815        1,064,946
Multi-Sector Short Term Bond Fund
   Class A ..............................         1,054,068        4,996,282
   Class T ..............................             4,223           20,101

4. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the period ended October 31, 2006, were as follows:

                                                Purchases         Sales
                                             --------------   --------------
High Yield Securities Fund ..............    $   27,729,888     $ 24,775,260
Multi-Sector Fixed Income Fund ..........       100,703,379      107,224,511
Multi-Sector Short Term Bond Fund .......     1,054,882,885      944,342,310

     Purchases and sales of long-term U.S. Government and agency securities for the period ended October 31, 2006, were as follows:

                                                Purchases         Sales
                                             --------------   --------------
Multi-Sector Fixed Income Fund ..........      $ 37,527,284   $   35,234,607
Multi-Sector Short Term Bond Fund .......       375,760,023      365,908,183

5. CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

6. 10% SHAREHOLDERS

     As of October 31, 2006, certain Funds had individual shareholder accounts and/or omnibus shareholder account (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

                                                     % of Shares   Number of
                                                     Outstanding    Accounts
                                                    ------------   ---------
High Yield Securities Fund ..............               69.3%          2

     The shareholders are affiliated with PNX.

7. ILLIQUID AND RESTRICTED SECURITIES

     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At October 31, 2006, the Multi-Sector Fixed Income Fund held the following restricted security:

                                                    Market          % of
                      Acquisition   Acquisition     Value        Net Assets
                          Date         Cost      at 10/31/06     at 10/31/06
                      -----------   -----------  -----------     -----------
Northampton Pulp LLC   12/30/99      $348,720       $5,840          0.0%

     The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8. INDEMNIFICATIONS

     Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

9. REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

10. FEDERAL INCOME TAX INFORMATION

     The Funds have the following capital loss carryovers which may be used to offset future capital gains:

                                                          Expiration Year
                                              -----------------------------------------------------
                                                  2007                 2008                2009
                                              -----------           ----------           ----------
High Yield Securities Fund .................  $        --           $       --           $       --
Multi-Sector Fixed Income Fund .............   36,212,431            9,038,031            7,667,262
Multi-Sector Short Term Bond Fund ..........           --                   --                   --

                                                 2010          2013           2014         Total
                                              -----------   -----------   -----------   -----------
High Yield Securities
Fund .......................................  $        --   $    49,944   $   253,421   $   303,365
Multi-Sector Fixed Income Fund .............   13,774,073            --            --    66,691,797
Multi-Sector Short Term Bond Fund ..........           --     1,941,610     5,402,008     7,343,618

     The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

     For the period ended October 31, 2006, the Funds utilized losses deferred in prior years against current year capital gains as follows:

High Yield Securities Fund ..............................       $     --
Multi-Sector Fixed Income Fund ..........................        958,593
Multi-Sector Short Term Bond Fund .......................             --

     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                                  Undistributed
                                                 Undistributed      Long-Term
                                                Ordinary Income   Capital Gains
                                                ---------------   -------------
High Yield Securities Fund ...................     $   54,831         $ --
Multi-Sector Fixed Income Fund ...............         57,910           --
Multi-Sector Short Term Bond Fund ............      1,092,105           --

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

11. RECLASSIFICATION OF CAPITAL ACCOUNTS

     For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers, and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of October 31, 2006, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                         Capital
                                          Paid
                                          In on      Accumulated   Undistributed
                                        Shares of        Net            Net
                                       Beneficial     Realized      Investment
                                        Interest     Gain (Loss)   Income (Loss)
                                       ----------    -----------   -------------
High Yield Securities Fund ..........  $    (221)     $   15,680    $   (15,459)
Multi-Sector Fixed Income Fund ......     (7,560)        516,575       (509,015)
Multi-Sector Short Term Bond Fund ...   (182,318)      4,409,929     (4,227,611)

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (CONTINUED)

12. SUBSEQUENT EVENTS

     Effective November 16, 2006, George R. Aylward was elected as President and appointed as a Trustee of the Trust in place of Daniel T. Geraci, who had recently resigned from these positions.

     On November 16, 2006, the Board of Trustees voted to liquidate the Phoenix High Yield Securities Fund. Based on recommendation by management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Fund. Effective November 27, 2006, the Phoenix High Yield Securities Fund will be closed to new investors and additional investor deposits. On or about December 21, 2006, the Fund will be liquidated at its net asset value.

--------------------------------------------------------------------------------

                       TAX INFORMATION NOTICE (UNAUDITED)

          For the fiscal year ended October 31, 2006, for federal income tax purposes, 1.7% of the ordinary income dividends earned by the High Yield Securities Fund qualify for the dividends received deduction for corporate shareholders.

          For the fiscal year ended October 31, 2006, the High Yield Securities Fund hereby designates 1.7%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[PRICEWATERHOUSECOOPERS LOGO]

To the Board of Trustees of
Phoenix Multi-Series Trust and Shareholders of
Phoenix High Yield Securities Fund
Phoenix Multi-Sector Fixed Income Fund and
Phoenix Multi-Sector Short Term Bond Fund

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix High Yield Securities Fund, Phoenix Multi-Sector Fixed Income Fund and Phoenix Multi-Sector Short Term Bond Fund (constituting Phoenix Multi-Series Trust, hereafter referred to as the "Funds") at October 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

      As discussed in Note 12, on November 16, 2006 the Board of Trustees voted to liquidate the Phoenix High Yield Securities Fund. On or about December 21, 2006, the Phoenix High Yield Securities Fund will be liquidated at its net asset value.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
December 20, 2006

                   MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS
                   RESULTS OF COMPLEX-WIDE SHAREHOLDER MEETING
                                OCTOBER 31, 2006
                                   (UNAUDITED)

      At a Special meeting of Shareholders of Phoenix Multi-Series Trust (the "Trust") held on October 31, 2006, shareholders voted on the following proposals.

      1. To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected (Proposal
            1).

      2.    To  ratify  the  appointment  of  PricewaterhouseCoopers  LLP as the
            independent   registered  public  accounting  firm  for  the  Trusts
            (Proposal 7).

NUMBER OF ELIGIBLE UNITS VOTED:

                                                FOR        AGAINST
                                            -----------   ----------
1.    Election of Trustees

      E. Virgil Conway .................... 841,206,978   15,315,679
      Harry Dalzell-Payne ................. 841,147,823   15,374,834
      Daniel T. Geraci .................... 841,018,487   15,504,170
      Francis E. Jefferies ................ 841,098,341   15,424,316
      Leroy Keith, Jr. .................... 841,173,741   15,348,916
      Marilyn E. LaMarche ................. 841,177,235   15,345,422
      Philip R. McLoughlin ................ 841,134,381   15,388,276
      Geraldine M. McNamara ............... 841,181,383   15,341,274
      James M. Oates ...................... 841,046,686   15,475,971
      Richard E. Segerson ................. 841,184,578   15,338,079
      Ferdinand L. Verdonck ............... 841,176,594   15,346,063

                                                FOR         AGAINST     ABSTAIN
                                            -----------   ----------  ----------

2.    To ratify the appointment of
      PricewaterhouseCoopers LLP as the
      independent registered public
      accounting firm ...................   831,066,817    8,468,657  16,987,184

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust as of October 31, 2006, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

----------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                           FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND        LENGTH OF      OVERSEEN BY                            DURING PAST 5 YEARS AND
      DATE OF BIRTH         TIME SERVED       TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Served since        67         Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
Rittenhouse Advisors, LLC   1993.                          Trustee/Director, Phoenix Funds Complex (1983-present).
101 Park Avenue                                            Trustee/Director, Realty Foundation of New York (1972-present), Josiah
New York, NY 10178                                         Macy, Jr. Foundation (Honorary) (2004-present), Pace University
DOB: 8/2/29                                                (Director/Trustee Emeritus) (2003-present), Greater New York
                                                           Councils, Boy Scouts of America (1985-present), The Academy of
                                                           Political Science (Vice Chairman) (1985-present), Urstadt Biddle
                                                           Property Corp. (1989-present), Colgate University (Trustee Emeritus)
                                                           (2004-present). Director/Trustee, The Harlem Youth Development
                                                           Foundation, (Chairman) (1998-2002), Metropolitan Transportation
                                                           Authority (Chairman) (1992-2001), Trism, Inc. (1994-2001),
                                                           Consolidated Edison Company of New York, Inc. (1970-2002), Atlantic
                                                           Mutual Insurance Company (1974-2002), Centennial Insurance Company
                                                           (1974-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie Mac
                                                           Mortgage Securities Fund (Advisory Director) (1990-2000), Accuhealth
                                                           (1994-2002), Pace University (1978-2003), New York Housing Partnership
                                                           Development Corp. (Chairman) (1981-2003), Josiah Macy, Jr. Foundation
                                                           (1975-2004).
----------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Served since        67         Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court      1993.
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
----------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries         Served since        68         Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902    1995.                          Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
----------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.            Served since        65         Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.   1993.                          (2001-present). Director/Trustee, Evergreen Funds (six portfolios)
736 Market Street,                                         (1989-present). Trustee, Phoenix Funds Family (1980-present).
Ste. 1430                                                  Director, Diversapak (2002-present), Obaji Medical Products Company
Chattanooga, TN 37402                                      (2002-present). Director, Lincoln Educational Services (2002-2004).
DOB: 2/14/39                                               Chairman, Carson Products Company (cosmetics) (1998-2000).
----------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara       Served since        67         Retired. Trustee/Director, Phoenix Funds Complex (2001-present).
40 East 88th Street         2001.                          Managing Director, U.S. Trust Company of New York (private bank)
New York, NY 10128                                         (1982-2006).
DOB: 4/17/51
----------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

----------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                           FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS          LENGTH OF     OVERSEEN BY                             DURING PAST 5 YEARS AND
    AND DATE OF BIRTH       TIME SERVED       TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
James M. Oates(1)           Served since        65         Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets,
c/o Northeast Partners      1993.                          Inc.) (financial services) (1997-present). Trustee/Director Phoenix
150 Federal Street,                                        Funds Family (1987-present). Managing Director, Wydown Group
Suite 1000                                                 (consulting firm) (1994-present). Director, Investors Financial
Boston, MA 02110                                           Service Corporation (1995-present), Investors Bank & Trust Corporation
DOB: 5/31/46                                               (1995-present), Stifel Financial (1996-present), Connecticut River
                                                           Bancorp (1998-present), Connecticut River Bank (1999-present), Trust
                                                           Company of New Hampshire (2002-present). Chairman, Emerson Investment
                                                           Management, Inc. (2000-present). Independent Chairman, John Hancock
                                                           Trust (since 2005), Trustee, John Hancock Funds II and John Hancock
                                                           Funds III (since 2005). Trustee, John Hancock Trust (2004-2005).
                                                           Director/Trustee, AIB Govett Funds (six portfolios) (1991-2000),
                                                           Command Systems, Inc. (1998-2000), Phoenix Investment Partners, Ltd.
                                                           (1995-2001), 1Mind, Inc. (formerly 1Mind.com) (2000-2002), Plymouth
                                                           Rubber Co. (1995-2003). Director and Treasurer, Endowment for Health,
                                                           Inc. (2000-2004).
----------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson         Served since        65         Managing Director, Northway Management Company (1998-present). Trustee/
73 Briggs Way               1993.                          Director, Phoenix Funds Family (1983-present).
Chatham, MA 02633
DOB: 2/16/46
----------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck    Served since        65         Director, Banco Urquijo (Chairman) (1998-present). Trustee, Phoenix
Nederpolder, 7              2006.                          Funds Family (2002-present). Director EASDAQ (Chairman)
B-9000 Gent, Belgium                                       (2001-present), The JP Morgan Fleming Continental European Investment
DOB: 7/30/42                                               Trust (1998-present), Groupe SNEF (1998-present), Santens N.V.
                                                           (1999-present). Managing Director, Almanij N.V. (1992-2003). Director,
                                                           KBC Bank and Insurance Holding Company (Euronext) (1992-2003), KBC
                                                           Bank (1992-2003), KBC Insurance (1992-2003), Kredietbank, S.A.
                                                           Luxembourgeoise (1992-2003), Investco N.V. (1992-2003), Gevaert N.V.
                                                           (1992-2003), Fidea N.V. (1992-2003), Almafin N.V. (1992-2003), Centea
                                                           N.V. (1992-2003), Dutch Chamber of Commerce for Belgium and Luxemburg
                                                           (1995-2001), Phoenix Investment Partners, Ltd. (1995-2001). Director,
                                                           Degussa Antwerpen N.V. (1998-2004).
----------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

----------------------------------------------------------------------------------------------------------------------------------
                             LENGTH OF       NUMBER OF
                            TIME SERVED    PORTFOLIOS IN
                                AND        FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS, AND      POSITION(S)     OVERSEEN BY                            DURING PAST 5 YEARS AND
      DATE OF BIRTH         WITH TRUST       TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
George R. Aylward           President           65         Senior Vice President and Chief Operating Officer, Asset Management,
DOB: 8/17/64(2)             since 2006.                    The Phoenix Companies, Inc. (2004-present). President (since November
                                                           2006) and Chief Operating Officer (2004-present), Phoenix Investment
                                                           Partners, Ltd. President, the Phoenix Funds Family (since November
                                                           2006). Previously, Executive Vice President, Phoenix Investment
                                                           Partners, Ltd. (2004-November 2006). Vice President, Phoenix Life
                                                           Insurance Company (2002-2004). Vice President, The Phoenix Companies,
                                                           Inc. (2001-2004). Vice President, Finance, Phoenix Investment
                                                           Partners, Ltd. (2001-2002). Assistant Controller, Phoenix Investment
                                                           Partners, Ltd. (1996-2001). Executive Vice President, the Phoenix
                                                           Funds Family (2004-November 2006).
----------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(3)      Served since        65         Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
Lazard Freres & Co. LLC     2002.                          Trustee/ Director, Phoenix Funds Family (2002-present). Director, The
30 Rockefeller Plaza,                                      Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
59th Floor                                                 (1989-2005).
New York, NY 10020
DOB: 5/11/34
----------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(4)     Served since        85         Director, PXRE Corporation (Reinsurance) (1985-present), World Trust
200 Bridge Street           1993.                          Fund (1991-present). Director/Trustee, Phoenix Funds Complex
Chatham, MA 02633                                          (1989-present). Management Consultant (2002-2004), Chairman
DOB: 10/23/46                                              (1997-2002), Chief Executive Officer (1995-2002) and Director
                            Chairman                       (1995-2002), Phoenix Investment Partners, Ltd., Director and Executive
                                                           Vice President, The Phoenix Companies, Inc. (2000-2002). Director
                                                           (1994-2002) and Executive Vice President, Investments (1987-2002),
                                                           Phoenix Life Insurance Company. Director (1983-2002) and Chairman
                                                           (1995-2002), Phoenix Investment Counsel, Inc. Director (1982-2002),
                                                           Chairman (2000-2002) and President (1990-2000), Phoenix Equity
                                                           Planning Corporation. Chairman and President, Phoenix/Zweig Advisers
                                                           LLC (2001-2002). Director (2001-2002) and President (April
                                                           2002-September 2002), Phoenix Investment Management Company. Director
                                                           and Executive Vice President, Phoenix Life and Annuity Company
                                                           (1996-2002). Director (1995-2000) and Executive Vice President
                                                           (1994-2002) and Chief Investment Counsel (1994-2002), PHL Variable
                                                           Insurance Company. Director, Phoenix National Trust Holding Company
                                                           (2001-2002). Director (1985-2002), Vice President (1986-2002) and
                                                           Executive Vice President (April 2002-September 2002), PM Holdings,
                                                           Inc. Director, WS Griffith Associates, Inc. (1995-2002). Director, WS
                                                           Griffith Securities, Inc. (1992-2002).
----------------------------------------------------------------------------------------------------------------------------------

(2) Mr. Aylward is an "interested person" as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.

(3) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

(4) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH                                PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           TRUST AND LENGTH OF                                   DURING PAST 5 YEARS
    AND DATE OF BIRTH             TIME SERVED                              AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss            Senior Vice President        Assistant Treasurer (2001-present), Vice President, Fund Accounting
DOB: 11/24/52               since 2006.                  (1994-2000), Phoenix Equity Planning Corporation. Vice President, Phoenix
                                                         Investment Partners, Ltd. (2003-present). Senior Vice President, the
                                                         Phoenix Funds Family (since 2006). Vice President, The Phoenix Edge
                                                         Series Fund (1994-present), Treasurer, The Zweig Fund Inc. and The Zweig
                                                         Total Return Fund Inc. (2003-present). Chief Financial Officer
                                                         (2005-2006) and Treasurer (1994-2006), or Assistant Treasurer
                                                         (2005-2006), certain funds within the Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman          Senior Vice President        Senior Vice President, Asset Management Product Development, The Phoenix
DOB: 7/27/62                since 2004.                  Companies, Inc. (since 2006). Senior Vice President, Asset Management
                                                         Product Development, Phoenix Investment Partners, Ltd. (2005-present).
                                                         Senior Vice President and Chief Administrative Officer, Phoenix Investment
                                                         Partners, Ltd., (2003-2004). Senior Vice President and Chief Administrative
                                                         Officer, Phoenix Equity Planning Corporation (1999-2003). Senior Vice
                                                         President, certain funds within the Phoenix Funds Family (2004-present).
-----------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                Vice President and           Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present).
c/o Zweig-DiMenna           Chief Compliance             Vice President and Chief Compliance Officer, certain Funds within the
Associates, LLC             Officer since 2004.          Phoenix Fund Complex (2004-present). Vice President, The Zweig Total
900 Third Avenue                                         Return Fund, Inc. (2004-present). Vice President, The Zweig Fund, Inc.
New York, NY 10022                                       (2004-present). President and Director of Watermark Securities, Inc.
DOB: 9/23/45                                             (1991-present). Assistant Secretary of Gotham Advisors Inc.
                                                         (1990-present). Secretary, Phoenix-Zweig Trust (1989-2003). Secretary,
                                                         Phoenix-Euclid Market Neutral Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley          Chief Financial              Second Vice President, Fund Administration, Phoenix Equity Planning
DOB: 3/2/72                 Officer and Treasurer        Corporation (2004-present). Chief Financial Officer and Treasurer
                            since 2006.                  (2006-present) or Chief Financial Officer and Treasurer (2005-present), certain funds within the Phoenix Fund Family. Vice President, Chief
                                                         Financial Officer, Treasurer and Principal Accounting Officer, The
                                                         Phoenix Edge Series Fund (since 2006). Assistant Treasurer, certain funds within the Phoenix Fund Complex (2004-2006). Senior Manager (2002-2004),
                                                         Manager (2000-2002), Audit, Deloitte & Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr               Vice President,              Vice President and Counsel, Phoenix Life Insurance Company
One American Row            Chief Legal Officer,         (2005-present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102          Counsel and                  Secretary of certain funds within the Phoenix Fund Family (2005-present).
DOB: 8/30/54                Secretary since 2005.        Compliance Officer of Investments and Counsel, Travelers Life & Annuity
                                                         Company (January 2005-May 2005). Assistant General Counsel, The
                                                         Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX MULTI-SERIES TRUST

101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L. J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
   Compliance Officer
W. Patrick Bradley, Chief Financial Officer and
   Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06103-2836

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

HOW TO CONTACT US
Mutual Fund Services                                              1-800-243-1574
Advisor Consulting Group                                          1-800-243-4361
Telephone Orders                                                  1-800-367-5877
Text Telephone                                                    1-800-243-1926
Web site                                                        PHOENIXFUNDS.COM

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                 ---------------
[LOGO] PHOENIXFUNDS(SM)                                             PRESORTED
                                                                    STANDARD
PHOENIX EQUITY PLANNING CORPORATION                               U.S. POSTAGE
P.O. Box 150480                                                       PAID
Hartford, CT 06115-0480                                          Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP1621                                                                    12-06
BPD27919

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)   Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $79,500 for 2006 and $82,540 for 2005.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

TAX FEES

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $14,250 for 2006 and $16,500 for 2005.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Multi-Series Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

              (b) Not applicable for 2006; not applicable for 2005

              (c) 100% for 2006; 100% for 2005

              (d) Not applicable for 2006; not applicable for 2005

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,136,037 for 2006 and $1,672,092 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Multi-Series Trust
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date         January 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date         January 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer and Treasurer
                           (principal financial officer)

Date         January 5, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.